As filed with the Securities and Exchange Commission on May 6, 1998

                         File Nos. 33-9645 and 811-4881

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 54

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 55

                             NORWEST ADVANTAGE FUNDS
            (Formerly "Norwest Funds" and "Prime Value Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101

                                   Copies to:

                           Anthony C. J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

         It is proposed that this filing will become effective:

[ ] immediately  upon  filing  pursuant to Rule 485,  paragraph  (b)
[ ] on [ ] pursuant to Rule 485,  paragraph  (b)
[X] 60 days after filing  pursuant to Rule 485,  paragraph (a)(1)
[ ] on [ ] pursuant to Rule 485,  paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485,  paragraph (a)(2)
[ ] on [ ] pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment [ ].

Ready Cash Investment Fund of Registrant is structured as a master-feeder fund and this amendment is also executed by Prime Money Market Portfolio, a series of Core Trust (Delaware).

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
    (Prospectus offering Institutional Shares of Ready Cash Investment Fund)


Form N-1A
Item No.                                                         Location in Prospectus
----------                                                       ----------------------

Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Prospectus Summary

Item 3.             Condensed Financial Information              Not Applicable

Item 4.             General Description of Registrant            Prospectus Summary; Investment Objective and
                                                                 Policies; Additional Investment Policies and Risk
                                                                 Considerations; and Other Information - The Trust
                                                                 and Its Shares

Item 5.             Management of the Fund                       Prospectus Summary; Management,  Administration
                                                                 and Distribution Services

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Cover; Dividends and Tax Matters; Other
                     Information - The Trust and Its Shares

Item 7.             Purchase of Securities Being Offered         Purchases and Redemption of Shares; Management,
                    Administration and Distribution Services

Item 8.             Redemption or Repurchase                     Redemption Procedures

Item 9.             Pending Legal Proceedings                    Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))


                                     PART B

Form N-1A
Item No.                                                         Location in Statement of Additional Information
---------                                                        -----------------------------------------------

Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Cover Page

Item 12.            General Information and History              Prospectus

Item 13.            Investment Objectives and Other Policies     Investment Policies; Investment Limitations

Item 14.            Management of the Fund                       Management; Additional Information about the
                     Trust and the Shareholders of the Funds

Item 15.            Control Persons and Principal Holders of     Additional Information about the Trust;
                    Securities                                   Shareholdings

Item 16.            Investment Advisory and Other Services       Management

Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           Additional Information about the Trust;
                                                                 Shareholdings

Item 19.            Purchase, Redemption and pricing of          Additional Purchase and Redemption Information
                    Securities Being Offered

Item 20.            Tax Status                                   Taxation

Item 21.            Underwriters                                 Management - Administration and Distribution

Item 22.            Calculation of Performance Data              Performance and Advertising Data

Item 23.            Financial Statements                         Not Applicable

READY CASH INVESTMENT FUND
INSTITUTIONAL SHARES

PROSPECTUS

May 1, 1998

Not FDIC Insured

This Prospectus offers Institutional Shares of Ready Cash Investment Fund (the "Fund"), a separate diversified money market portfolio of Norwest Advantage Funds (the "Trust"), which is a registered, open-end, management investment company.

The Fund seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of another registered, open-end, management investment company with the same investment objective. See "Prospectus Summary" and "Other Information - Core and Gateway(R) Structure."

This Prospectus sets forth concisely the information concerning the Trust and the Fund that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI") dated May 1, 1998, as may be amended from time to time, which is available for reference on the SEC's Web Site (http://www.sec.gov) and which contains more detailed information about the Trust and the Fund and is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling (207) 879-0001. Investors should read this Prospectus and retain it for future reference.

--------------------------------------------------------------------------------
                                                 TABLE OF CONTENTS
Prospectus Summary...............................2            Exchanges.......................................14
Investment Objective and Policies................3            Dividends and Tax Matters.......................15
Management.......................................9            Other Information...............................16
Purchases and Redemptions of Shares..............11

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS IS A FAMILY OF MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL
RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUND

THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS.

INVESTMENT OBJECTIVE AND POLICIES. The Fund seeks to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This objective is pursued by investing in a broad spectrum of high quality money market instruments of United States and foreign issuers.

The Fund seeks to achieve its investment objective by investing all of its investable assets in Prime Money Market Portfolio (the "Core Portfolio"), a separate portfolio of Core Trust (Delaware) ("Core Trust"), a registered, open-end, management investment company, that has the same investment objective and substantially similar investment policies as the Fund. Accordingly, the Fund's investment experience will correspond directly with the investment experience of Prime Money Market Portfolio. See "Other Information - Core and Gateway Structure."

INVESTMENT  ADVISER.   Norwest  Investment  Management,   Inc.  ("Norwest"),   a
subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"), is the Fund's investment adviser. The Adviser also is the investment adviser of the Core
Portfolio. The Adviser provides investment advice to various institutions, pension plans and other accounts and, as of December 31, 1997, managed over $23.6 billion in assets. See "Management - Investment Advisory Services." Norwest Bank serves as transfer agent, dividend disbursing agent and custodian of the Trust, and serves as the custodian of the Core Portfolio. See "Management
- Shareholder Servicing and Custody." The Fund incurs investment advisory fees indirectly through the investment advisory fees paid by Prime Money Market Portfolio.

FUND MANAGEMENT AND ADMINISTRATION. The manager of the Trust and distributor of its shares is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Forum Administrative Services, LLC ("FAdS") provides administrative services for the Fund and also serves as administrator of the Core Portfolio. See "Management
- Management, Administration and Distribution Services."

SHARES OF THE FUND. This prospectus offers institutional class shares ("Institutional Shares") of the Fund. The Fund offers two other separate classes of shares: investor class shares ("Investor Shares") and exchange class shares ("Exchange Shares"). Investor and Exchange Shares are offered by separate prospectuses. Shares of each class of the Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, have the same rights. See "Other Information -- The Trust and Its Shares."

PURCHASES AND REDEMPTIONS OF SHARES. Shares may be purchased or redeemed without a sales or other charge. The minimum initial investment in Institutional Shares is $100,000. There is no minimum subsequent investment amount. See "Purchases and Redemptions of Shares."

EXCHANGES. Holders of Institutional Shares may exchange their Shares for Shares of Cash Investment Fund, U.S. Government Fund, and Treasury Fund and Institutional Shares and I class shares ("I Shares") of other series of the Trust.

DIVIDENDS. Dividends of the Fund's net investment income are declared daily and paid monthly. The Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional shares of the Fund unless the shareholder elects to have them paid in cash. See "Dividends and Tax Matters."

CERTAIN INVESTMENT CONSIDERATIONS AND RISK FACTORS. There can be no assurance that the Fund or the Core Portfolio will achieve its investment objective or maintain a stable net asset value. An investment in the Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. All investments made by the Fund entail some risk. Certain investments and investment techniques, however, entail additional risks, such as investments in foreign issuers. See "Investment Objective and Policies -- Investment Policies -- Foreign Instruments." The amount of income earned by the Fund will tend to vary with changes in prevailing interest rates. For more details about the Fund, its investments and their risks, see "Investment Objective and Policies."


                                       2

By pooling its assets in the Core Portfolio with other institutional investors, the Fund may be able to achieve certain efficiencies and economies of scale that it could not achieve by investing directly in securities. Nonetheless, these investments could have adverse effects on the Fund which investors should consider. See "Other Information - Core and Gateway Structure -- Certain Risks of Investing in the Core Portfolio."

EXPENSE INFORMATION

The purpose of the following table is to assist investors in understanding the expenses that an investor in Institutional Shares of the Fund will bear directly or indirectly. There are no transaction charges in connection with purchases, redemptions or exchanges of the Shares. The Fund has not adopted a Rule 12b-1 plan with respect to its Shares and, accordingly, the Fund incurs no distribution expenses with respect to its Shares.

ANNUAL FUND OPERATING EXPENSES(1)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Investment Advisory Fees(2)                                               0.33%
Other Expenses (after fee waivers/reimbursements)(3)                      0.22%
                                                                          -----
Total Operating Expenses (after fee waivers/reimbursements)(3)            0.55%

(1) For a further description of the various expenses associated with investing in the Fund, see "Management." Expenses associated with other classes of the Fund differ from those listed in the table. The amounts of expenses are based on estimated amounts for the Fund's current fiscal period. The Fund indirectly bears its pro rata expenses of the Core Portfolio.
(2) "Investment Advisory Fees" reflect the investment advisory fees incurred by the Core Portfolio in which the Fund invests.
(3) Absent estimated expense reimbursements and fee waivers, the expenses of Institutional Shares would be: "Other Expenses, 0.56% and Total Operating Expenses, 0.89%. "Other Expenses" include transfer agency fees payable to Norwest Bank of 0.10%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE

The following is a hypothetical example that indicates the dollar amount of expenses that an investor would pay, assuming a $1,000 investment in the Fund's Shares, the expenses listed in the "Annual Fund Operating Expenses" table, a 5% annual return and reinvestment of all dividends and distributions. The 5% annual return is not predictive of and does not represent the Fund's projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

          1 YEAR          3 YEARS             5 YEARS            10 YEARS
          ------          -------             -------            --------

            6                18                  31                 69

INVESTMENT OBJECTIVE AND POLICIES

There can be no assurance that the Fund or Core Portfolio will achieve its investment objective or maintain a stable net asset value of $1.00 per share.

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES

The Fund currently pursues its investment objective by investing all of its investable assets in the Core Portfolio, which has the same investment objective and substantially similar investment policies as the Fund. Because the Fund and the Core Portfolio seek to maintain a rating from at least one nationally recognized statistical rating organization ("NRSRO"), they may be limited in the type and amount of permissible securities (as described below) which they may purchase. The Core Portfolio invests in a broad spectrum of high quality money market instruments of United States and foreign issuers. Although the following discusses the investment policies of the Core Portfolio, it applies equally to the Fund.

                                       3

OBLIGATIONS OF FINANCIAL INSTITUTIONS. The Core Portfolio may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly owned banking-related subsidiaries of foreign banks. The Core Portfolio limits its investments in obligations of financial institutions (including their branches, agencies and subsidiaries) to institutions which at the time of investment have total assets in excess of one billion dollars, or the equivalent in other currencies. Investments in foreign bank obligations are limited to banks, branches and subsidiaries located in countries which Norwest believes do not present undue risk.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are a debt obligation of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Core Portfolio but may be subject to early withdrawal penalties which could reduce the Core Portfolio's yield. Unless there is a readily available market for them, deposits that are subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities.

The Core Portfolio normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. This concentration may result in increased exposure to risks pertaining to the banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. The Core Portfolio may not invest more than 25% of its total assets in any other single industry.

UNITED STATES GOVERNMENT SECURITIES. The Core Portfolio may invest without limit in United States Government Securities. The U.S. Government Securities in which the Core Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Core Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

U.S. GOVERNMENT AND OTHER RELATED ZERO-COUPON SECURITIES. The Core Portfolio may invest without limit in U.S. Government and Other Related Zero-Coupon Securities. The Core Portfolio may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. In addition, the Core Portfolio may invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). The Core Portfolio will not invest more than 35% of its total assets in zero-coupon securities other than those issued through the STRIPS program.

FOREIGN GOVERNMENT SECURITIES. The Core Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by the governments of countries which Norwest believes do not present undue risk or of those countries' political subdivisions, agencies or instrumentalities. The Core Portfolio may also invest in the U.S. dollar-
denominated obligations of supranational organizations such as the International Bank for Reconstruction and Development (the "World Bank") and the Inter-American Development Bank.

MUNICIPAL BONDS. The Core Portfolio may invest without limit in municipal bonds which can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest.
Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds include industrial development bonds. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

The Core Portfolio may invest in tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

MUNICIPAL NOTES. The Core Portfolio may invest without limit in municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill short-term capital needs and generally have original maturities not exceeding one year. They include tax anticipation notes, revenue anticipation notes (which generally are issued in anticipation of various seasonal revenues), bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax-exempt commercial paper generally is issued with maturities of 270 days or less at fixed rates of interest.

MUNICIPAL LEASES. The Core Portfolio may invest without limit in municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Lease and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Generally, the Core Portfolio will invest in municipal lease obligations through certificates of participation.

CORPORATE  DEBT  SECURITIES.  The Core  Portfolio  may invest in corporate  debt obligations of domestic or foreign issuers, including commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations and corporate notes and bonds. The Core Portfolio may invest in privately issued commercial paper or other corporate instruments which are restricted as to disposition under the federal securities laws. Any sale of this paper may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Board, Norwest will determine whether each such investment is liquid.

PARTICIPATION INTERESTS. The Core Portfolio may purchase from financial institutions participations in loans or securities. A participation interest gives the Core Portfolio an undivided interest in the loan or security in the proportion that the Core Portfolio's interest bears to the total principal amount of the security. For certain participation interests the Core Portfolio will have the right to demand payment, on not more than seven days' notice, for all or a part of the Core Portfolio's participation interest. The Core Portfolio intends to exercise any demand rights it may have only upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Core Portfolio's investment portfolio. The Core Portfolio will not invest more than 10% of its total assets in participation interests in which the Core Portfolio does not have demand rights.

FOREIGN INSTRUMENTS. The Core Portfolio's investments in securities of foreign entities may involve certain risks that are different from investments in domestic securities. These risks may include unfavorable political and economic developments; the imposition of foreign withholding taxes on interest income payable on these securities; the seizure or nationalization of foreign deposits; the existence of accounting, auditing and financial reporting standards which are not comparable to those of U.S. issuers; and the establishment of exchange controls, interest limitations or other foreign governmental restrictions which affect adversely the payment of principal and interest on these securities. In addition, there may be less public information available about foreign issuers. Norwest considers these factors when making investments in foreign instruments. The Core Portfolio has no limit on the amount of its foreign assets which may be invested in any one type of foreign instrument or in any foreign country or region; however, to the extent the Core Portfolio concentrates its assets in a foreign country or region, these risks will be increased.

ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

The Fund's (and Core Portfolio's) investment objective and all investment policies of the Fund (and Core Portfolio) that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund (or Core Portfolio). A majority of the outstanding voting securities means the lesser of 67% of the shares present or represented at a meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Except as otherwise indicated, investment policies of the Fund (and Core Portfolio) are not deemed to be fundamental and may be changed by the Board of Trustees of the Trust (the "Board") or the board of trustees of Core Trust (the "Core Board"), as applicable, without shareholder approval.

Unless otherwise indicated, the discussion below of the investment policies of the Core Portfolio refers to the investment policies of the Fund. A further description of the Fund's and Core Portfolio's investment policies, including additional fundamental policies, is contained in the SAI.

The Core Portfolio may enter into repurchase agreements, may enter into reverse repurchase agreements (which are considered borrowings), may lend its securities and may purchase securities on a forward commitment basis as described below. As a fundamental policy, the Core Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Core Portfolio's total assets. Borrowing for other than meeting redemption requests will not exceed 5% of the value of the Core Portfolio's net assets. The Core Portfolio is permitted to invest in other investment companies which intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies.

The Core Portfolio's use of repurchase agreements, reverse repurchase agreements, securities lending and forward commitments entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Core Portfolio might suffer a loss. Failure by the other party to deliver a security purchased by the Core Portfolio may result in a missed opportunity to make an alternative investment. Norwest monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

As part of its regular banking operations, Norwest Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Core Portfolio to hold or acquire the securities of issuers which are also lending clients of Norwest. A lending relationship will not be a factor in the selection of portfolio securities for the Core Portfolio.

GENERAL MONEY MARKET FUND GUIDELINES. The Core Portfolio invests only in high quality, short-term money market instruments that are determined by Norwest, pursuant to procedures adopted by the Board or Core Board, as applicable, to be eligible for purchase and to present minimal credit risks. The Core Portfolio will invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act")) and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Securities with ultimate maturities of greater than 397 days may be purchased in accordance with Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities, as described below, may be purchased. The securities in which the Core Portfolio may invest may have fixed, variable or floating rates of interest.

As used herein, high quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO ("requisite NRSROs"); or (2) are otherwise unrated and determined by Norwest, pursuant to guidelines adopted by the Core Board, to be of comparable quality. The Core Portfolio will invest at least 95% of its total assets in securities in the highest rating category as determined pursuant to Rule 2a-7. A description of the rating categories of Standard & Poor's, Moody's Investors Service and certain other NRSROs is contained in the SAI.

Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than the U.S. Government, provided that in certain cases the Fund may invest twenty-five percent of its assets in the first tier securities of a single issuer for a period of up to three business days. First tier securities are securities that have received a short-term rating in the highest category from the requisite NRSROs. The Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities. In addition, to ensure adequate liquidity, the Core Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Under the supervision of the Core Board, Norwest determines and monitors the liquidity of portfolio securities.

The market value of the interest-bearing debt securities held by the Core Portfolio, including municipal securities, will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates; i.e., a decline in interest rates produces an increase in market value, while an increase in rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities, including municipal securities, are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The possibility exists, therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

Although the Core Portfolio only invests in high quality money market instruments, an investment in the Core Portfolio is subject to risk even if all securities in the Core Portfolio's investment portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates and/or the issuer's actual or perceived creditworthiness.

REPURCHASE AGREEMENTS. The Core Portfolio may enter into repurchase agreements, which are transactions in which the Core Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust's custodian maintains possession of the underlying collateral, which is maintained at not less than 100% of the repurchase price.

LENDING OF PORTFOLIO SECURITIES. The Core Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions. Securities loans must be continuously secured by cash or U.S. Government Securities with a market value, determined daily, at least equal to the value of the Fund's securities loaned, including accrued interest. The Core Portfolio receives interest in respect of securities loans from the borrower or from investing cash collateral. The Core Portfolio may pay fees to arrange the loans. The Core Portfolio may not lend portfolio securities in excess of 33 1/3% of the value of its total assets. Generally, the lending of portfolio securities involves risks similar to, but slightly greater than, those involved in entering into repurchase agreements.

FORWARD COMMITMENTS. The Core Portfolio may purchase securities on a when-issued or delayed delivery basis (forward commitments). Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to the Core Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Forward commitments will be entered into only when the Core Portfolio has the intention of actually acquiring the securities, but the Core Portfolio may sell the securities before the settlement date if deemed advisable. The Core Portfolio will not enter into forward commitments if the aggregate amount of the commitments exceeds 15% of the value of the Fund's total assets.

REVERSE REPURCHASE AGREEMENTS. The Core Portfolio may enter into reverse repurchase agreements, which are transactions in which the Core Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no specified repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Core Portfolio will use the proceeds of reverse repurchase agreements only to fund redemptions or to make investments which generally either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Core Portfolio with those monies.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Core Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the indices or market rates upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by the Core Portfolio may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index.

There may not be an active secondary market for any particular floating or variable rate instrument which could make it difficult for the Core Portfolio to dispose of the instrument if the issuer defaulted on its repayment obligation during periods that the Core Portfolio is not entitled to exercise any demand rights it may have. The Core Portfolio could, for this or other reasons, suffer a loss with respect to an instrument. Norwest monitors the liquidity of the Core Portfolio's investments in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

The Core Portfolio also may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

MORTGAGE- AND ASSET-BACKED SECURITIES. The Core Portfolio may purchase fixed or adjustable rate mortgage or other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities may be U.S. Government Securities or privately issued and directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgages or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities may include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities. Some adjustable rate securities (or the underlying loans) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

ZERO-COUPON SECURITIES. The Core Portfolio may invest in zero-coupon securities (such as Treasury bills), which are securities that are sold at original issue discount and pay no interest to holders prior to maturity, but the Core Portfolio must include a portion of the original issue discount of the security as income. Because the Core Portfolio distributes substantially all of its net investment income, the Core Portfolio may have to sell portfolio securities to


                                       8
distribute imputed income, which may occur at a time when Norwest would not have chosen to sell such securities and which may result in a taxable gain or loss. Zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Core Portfolio may invest.

YEAR 2000. Like other mutual funds, financial and other business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and other service providers to the Funds do not properly process and calculate date-related information and data from and after January 2000. The Adviser and the manager are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees, and the business of the Core Core Portfolio is managed under the direction of the Core Board. The Board formulates the general policies of the Fund and meets periodically to review the results of the Fund, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. The Board consists of eight persons.

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT. Subject to the general supervision of the Board, Norwest Investment Management, Inc. makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Norwest provides its investment advisory services indirectly to the Fund through its investment advisory services to the Core Portfolio. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of December 31, 1997, Norwest Corporation had assets of $88.5 billion which made it the 11th largest bank holding company in the United States. As of December 31, 1997, Norwest Corporation and its affiliates managed assets with a value of approximately $51.7 billion.

PORTFOLIO MANAGERS. Many persons on the advisory staff of Norwest contribute to the investment services provided to the Core Portfolio. The following persons, however, are primarily responsible for day-to-day management and, unless otherwise noted, have been since the inception of the Fund and the Core Portfolio. For periods prior to June 1, 1997, the persons served in their current positions with Norwest Bank and provided investment services directly to the Fund. Prior to that date, Norwest Bank was the Fund's investment adviser. In addition to their responsibilities as listed below, the portfolio managers may perform other portfolio management duties for Norwest Bank.

          DAVID D. SYLVESTER and LAURIE R. WHITE. Mr. Sylvester has been associated with Norwest since 1979, and has been a Vice President and Senior Portfolio Manager since 1985. He has over 20 years' experience in managing securities portfolios. Ms. White has been a Vice President and Senior Portfolio Manager of Norwest since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust. Ms. White began serving as a portfolio manager of Ready Cash Investment Fund in 1991.

ADVISORY FEES. For its services, Norwest receives investment advisory fees from the Core Portfolio at an annual rate of 0.40% of the first $300 million of the Core Portfolio's average daily net assets, 0.36% of the next $400 million of the Core Portfolio's average daily net assets and 0.32% of the Core Portfolio's remaining average daily net assets.

 The Fund may withdraw its investments from the Core Portfolio at any time if the Board determines that it is in the best interests of the Fund to do so. See "Other Information - Core and Gateway Structure." Accordingly, the Fund has retained Norwest as its investment adviser. In the event that the Fund was to withdraw its assets from the Core Portfolio, Norwest would receive an investment advisory fee at the same rate as it receives from the Core Portfolio.

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES

As manager, Forum supervises the overall management of the Trust (including the Trust's receipt of services for which the Trust is obligated to pay) other than investment advisory services. In this capacity Forum provides the Trust with general office facilities, provides persons satisfactory to the Board to serve as officers of the Trust and oversees the performance of administrative and professional services rendered to the Fund by others, including the Fund's custodian, transfer agent, accountants, auditors and legal counsel. FAdS is responsible for performing certain administrative services necessary for the Trust's operations with respect to the Fund including, but not limited to: (1) preparing and printing updates of the Trust's registration statement, prospectuses, and statements of additional information, the Trust's tax returns, and reports to its shareholders, the SEC and state securities administrators;
(2) preparing proxy and information statements and any other communications to shareholders; (3) monitoring the sale of shares and ensuring that such shares are properly and duly registered with the SEC and applicable state securities administrators; and (4) determining the amount of and supervising the declaration of distributions to shareholders.

As of December 31, 1997, Forum and FAdS provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $30 billion. Forum is a member of the National Association of Securities Dealers, Inc. For their services Forum and FAdS each receives a fee with respect to the Fund at an annual rate of 0.075% of the Fund's average daily net assets. FAdS also serves as administrator of the Core Portfolio and provides services to the Core Portfolio that are similar to those provided to the Fund by Forum and FAdS. For its services FAdS receives a fee with respect to the Core Portfolio at an annual rate of 0.05% of the Portfolio's average daily net assets.

Pursuant to separate agreements, Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services to the Fund and to the Core Portfolio. Forum, FAdS, and FAcS are members of the Forum Financial Group of companies which together provide a full range of services to the investment company and financial services industry. As of May 1, 1998, Forum, FAdS and FAcS were controlled by John Y. Keffer, President and Chairman of the Trust.

Pursuant to a separate Distribution Services Agreement, Forum acts as principal underwriter and distributor of the Fund. Forum receives no fee for distributing Institutional Shares. From its own resources, Forum may pay a fee to broker-dealers or other persons for distribution or other services related to the Fund. Forum is located at Two Portland Square, Portland, Maine 04101.

SHAREHOLDER SERVICING AND CUSTODY

Norwest Bank serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent. Sub-transfer agents and processing agents may be "Processing Organizations" as described under "How To Buy Shares - Purchase Procedures." The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Fund to the Transfer Agent. For its services, the Transfer Agent receives a fee with respect to the Fund at an annual rate of 0.10% of the Fund's average daily net assets attributable to the Shares.

Norwest Bank also serves as the Fund's and the Core Portfolio's custodian. For its custodial services, Norwest Bank receives a fee with respect to the Fund and the Core Portfolio at an annual rate of 0.02% of the first $100 million of the Fund's or Core Portfolio's average daily net assets, 0.015% of the next $100 million of the Fund's or Core Portfolio's average daily net assets and 0.01% of the Fund's or Core Portfolio's remaining average daily net assets. No fee is directly payable by the Fund to the extent the Fund is invested in the Core Portfolio.

EXPENSES OF THE FUND

Subject to the obligation of Norwest to reimburse the Trust for certain expenses of the Fund, the Trust has confirmed its obligation to pay all the Trust's expenses. The Fund's expenses include Trust expenses attributable to the Fund, which are allocated to the Fund; and expenses not specifically attributable to the Fund, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider to the Fund may each elect to waive (or continue to waive) all or a portion of their fees, which are accrued daily and paid monthly. Any such waivers will have the effect of increasing the Fund's performance for the period during which the waiver is in effect. Fee waivers are voluntary and may be reduced or eliminated at any time.

Each service provider and their agents and affiliates may also act in various capacities for, and receive compensation from, their customers who are shareholders of the Fund. Under agreements with those customers, these entities may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in a Fund.

The expenses of the Fund include the Fund's pro rata share of the operating expenses of the Core Portfolio which are borne indirectly by the Fund's shareholders.

PURCHASES AND REDEMPTIONS OF SHARES

Institutional Shares are designed primarily for institutional clients. Shares are continuously sold and redeemed at a price equal to their net asset value next-determined after acceptance of an order, or receipt of a redemption request, on every weekday except customary national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday ("Fund Business Day").

GENERAL PURCHASE INFORMATION

Investments in the Fund may be made either through certain financial institutions or by an investor directly. An investor who invests in the Fund directly will be the shareholder of record. All transactions in the Fund's shares are effected through the Transfer Agent, which accepts orders for redemptions and for subsequent purchases only from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period.

You must pay for your shares in U.S. dollars by check or money order (drawn on a U.S. bank), by bank or federal funds wire transfer, or by electronic bank transfer; cash cannot be accepted.

When you sign your application for a new Fund account, you are certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Fund to withhold 31% of your distributions and redemptions.

Shares of the Fund are offered without a sales charge and may be redeemed without charge. The minimum investment in Institutional Shares is $100,000 and there is no minimum subsequent investment.

Shares of the Fund become entitled to receive dividends on the Fund Business Day that a purchase order is accepted. An investor's order will not be accepted or invested by the Fund during the period before the Fund's receipt of immediately available funds. Purchase and redemption orders will be accepted on Fund Business Days only until 3:00 p.m.; the payment for purchases must be received by 4:00 p.m. All times referenced are Eastern Time.

The Trust reserves the right to close early and advance the time by which the Fund must receive purchase or redemption orders and payments on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities Association recommends that the government securities markets close early or due to other circumstances which may affect the Fund's trading hours.

The Trust reserves the right to reject any subscription for the purchase of Fund shares, including subscriptions by those deemed to be "market timers." "Market timers" generally include: market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern. Share certificates are issued only to shareholders of record upon their written request, and no certificates are issued for fractional shares.

PURCHASE PROCEDURES

Investors may obtain the account application form necessary to open an account by writing the Trust at the following address:

         Norwest Advantage Funds
         Ready Cash Investment Fund: Institutional Shares
         Norwest Bank Minnesota, N.A.
         Transfer Agent
         733 Marquette Avenue
         Minneapolis, MN  55479-0040

To participate in shareholder services not referenced on the account application form and to change information on a shareholder's account (such as addresses), investors or existing shareholders should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. Any privilege and participation in any program may be terminated by the shareholder at any time by writing to the Trust.

REQUEST BY MAIL. Investors may send a check or money order (cash cannot be accepted) along with a completed account application form to the Trust at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, the Transfer Agent or FFSI.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of the Fund must be made payable to "Norwest Advantage Funds" or to one or more owners of that account and endorsed to Norwest Advantage Funds. No other method of payment by check will be accepted. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of the Fund must be made payable on its face to "Norwest Advantage Funds." No other method of payment by check will be accepted.

REQUEST BY BANK WIRE. To make an initial investment in the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at (612) 667-8833 or (800) 338-1348 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

         Norwest Bank Minnesota, N.A.
         ABA:  091 000 019
         For Credit to: Norwest Funds 0844-131
         Re: Ready Cash Investment Fund: Institutional Shares
         Account Number:
         Account Name:

The investor should then promptly complete and mail the account application form. There may be charges by the investor's bank for transmitting the money by bank wire. The Trust does not charge investors for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

REQUEST  THROUGH  FINANCIAL  INSTITUTIONS.  Shares may be purchased and redeemed through certain broker-dealers, banks and other financial institutions ("Processing Organizations"). The Transfer Agent, FFSI or their affiliates may be Processing Organizations. Financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through a Processing Organization will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Customers who purchase the Fund's shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations may also enter purchase orders with payment to follow.

Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer.

SUBSEQUENT PURCHASES OF SHARES

Subsequent purchases may be made by mailing a check, by sending a bank wire or through the shareholder's Processing Organization as indicated above. All payments should clearly indicate the shareholder's name and account number.

GENERAL REDEMPTION INFORMATION

Fund shares may be redeemed at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Redeemed shares are not entitled to receive dividends on the day on which the redemption is effective. Redemption orders are accepted up to 3:00 p.m. Eastern Time. The Trust reserves the right to close early and to advance the times by which the Fund must receive purchase or redemption orders. See "Purchase and Redemption of Shares -- General Purchase Information."

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check to purchase the shares being redeemed has been cleared by the shareholder's bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Fund of its portfolio securities or determination by the Fund of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

To protect shareholders and the Fund against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) endorsement on a share certificate; (2) instruction to change a shareholder's record name; (3) modification of a designated bank account for wire redemptions;
(4) dividend and distribution election; (5) telephone redemption; (6) exchange option election or any other option election in connection with the shareholder's account; (7) written instruction to redeem shares whose value exceeds $50,000; (8) redemption in an account in which the account address has changed within the last 30 days; (9) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(10) the remitting of redemption proceeds to any address, person or account for which there are not established standing instructions on the account.

Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures and is acceptable to the Transfer Agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

Shareholders who want telephone redemption or exchange privileges must elect those privileges. The Trust and Transfer Agent will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and Transfer Agent did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in a Fund account whose aggregate net asset value is less than $100,000 immediately following any redemption.

REDEMPTION PROCEDURES

Shareholders who have invested directly in the Fund may redeem their shares as described below. Shareholders who have invested through a Processing Organization may redeem their shares through the Processing Organization as described under "Purchases and Redemptions of Shares -- Purchase Procedures -- Through Financial Institutions." Shareholders that wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application form. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

REQUEST BY MAIL. Shareholders may redeem shares by sending a written request to the Transfer Agent accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. See "Purchases and Redemptions of Shares -- General Redemption Information."

REQUEST BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at (800) 338-1348 or (612) 667-8833 and providing the shareholder's account number, the exact name in which the shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds. See "Purchases and Redemptions of Shares -- General Redemption Information."

REQUEST BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by federal funds wire to a bank account designated in writing by the shareholder. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege.
Redemption proceeds are transmitted by wire on the day after a redemption request in proper form is received by the Transfer Agent.

EXCHANGES

Holders of Institutional Shares may exchange their Shares for Shares of Cash Investment Fund, U.S. Government Fund, and Treasury Fund and Institutional Shares and I class shares ("I Shares") of other series of the Trust. The Trust may in the future create additional classes of funds the shares of which will be exchangeable with the Shares of the Fund. A current list of the funds of the Trust that offer shares exchangeable with the Shares of the Fund can be obtained through Forum by contacting the Transfer Agent.

The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make; the Fund reserves the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of, the fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or to open a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made.

Shareholders may only exchange into a fund if the fund's shares may legally be sold in the shareholder's state of residence.

The Fund and federal tax law treat an exchange as a redemption and a purchase. Accordingly, a shareholder may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in the shares at the time of the exchange transaction. Exchange procedures may be materially amended or terminated by the Trust at any time upon 60 days' notice to shareholders. See "Additional Purchase and Redemption Information" in the SAI.

REQUEST BY MAIL. Exchanges may be made by sending a written request to the Transfer Agent accompanied by any share certificates for the shares to be exchanged. All written requests for exchanges must be signed by the shareholder, and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed. See "Purchases and Redemptions of Shares -- General Redemption Information."

REQUEST BY TELEPHONE. A shareholder who has elected telephone exchange privileges may make a telephone exchange by calling the Transfer Agent at (800) 338-1348 or (612) 667-8833 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. See "Purchases and Redemptions of Shares -- General Redemption Information."

SHAREHOLDER SERVICES

REOPENING ACCOUNTS

A shareholder may reopen an account, without filing a new account application form, at any time within one year after the shareholder's account is closed, provided that the information on the account application form on file with the Trust is still applicable.

DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of net investment income are declared daily and paid monthly. Distributions of net capital gain, if any, realized by the Fund are distributed annually.

Shareholders may choose to have dividends and distributions of the Fund reinvested in shares of the Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another fund of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund.

Under the Reinvestment Option, all dividends and distributions of the Fund are automatically invested in additional shares of the Fund. All dividends and distributions are reinvested at the Fund's net asset value as of the payment date of the dividend or distribution. Shareholders are assigned this option unless one of the other two options is selected. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, shareholders of the Fund whose shares in a single account of the Fund total $100,000 or more may elect to have all dividends and distributions reinvested in shares of another fund of the Trust, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact the Transfer Agent.

TAX MATTERS

The Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be liable for federal income and excise taxes on the net investment income and net capital gain distributed to its shareholders. Because the Fund intends to distribute all of its net investment income and net capital gain each year, the Fund should thereby avoid all federal income and excise taxes.

Dividends paid by the Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders of the Fund as ordinary income. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gain -- that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months ("mid-term gain"), and a second rate (generally 20%) applies to the balance of such net capital gain ("adjusted net capital gain"). Distributions of mid-term gain and adjusted net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. If a shareholder holds Shares for six months or less and during that period receives a distribution of net capital gain, any loss realized on the sale of the Shares during that six-month period would be a long-term capital loss to the extent of the distribution.

CORE PORTFOLIO

The Core Portfolio is not required to pay federal income taxes on its net investment income and capital gain, as it is treated as a partnership for federal income tax purposes. All interest, dividends and gains and losses of the Core Portfolio are deemed to have been "passed through" to the Fund investing in the Core Portfolio in proportion to the Fund's holdings of the Core Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Core Portfolio.

MISCELLANEOUS

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

OTHER INFORMATION

BANKING LAW MATTERS

Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent, or custodian to an investment company and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Forum believes that Norwest Bank and any bank or other bank affiliate also may perform Processing Organization or similar services for the Trust and its shareholders without violating applicable federal banking rules. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Trust could occur and a shareholder serviced by the bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is determined as of 3:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Fund only determines net asset value on Fund Business Days.

In order to maintain a stable net asset value per share of $1.00, the portfolio securities of the Fund and Core Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If the market value of the Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether any action should be initiated to prevent any material effect on shareholders.

PERFORMANCE INFORMATION

The Fund's performance may be quoted in terms of yield or total return. The yield quotation more closely reflects the current earnings of the Fund than the total return. All performance information is based on historical results and is not intended to indicate future performance. The Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, the Fund takes the income it earned from its investments for a 7-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 7-day period.

The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period.
Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

The Fund's advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. In addition, the performance of the Fund may be compared to securities indices. These indices may be comprised of a composite of various recognized securities indices to reflect the investment policies of the funds. Indices are not used in the management of the Fund but rather are standards by which Norwest and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund. This material is not to be considered representative or indicative of future performance. Investment return will fluctuate. All performance information for the Fund is calculated on a class basis.

THE TRUST AND ITS SHARES

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as Institutional Shares); the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into forty separate series.

OTHER CLASSES OF SHARES

Ready Cash Investment Fund currently issues two other classes of shares - Investor Shares and Exchange Shares. Each class of the Fund will have different expense ratios and may have different distribution fees. Each class' performance is affected by its expenses. For more information on the other classes of shares, investors may contact the Transfer Agent at (612) 667-8833 or (800) 338-1348 or the Trust's distributor. Investors may also contact their Norwest sales representative to obtain information on the other classes.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any distribution plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders and Trustees have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

The Core Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Core Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Core Portfolio. When required by the 1940 Act and other applicable law, the Fund will solicit proxies from its shareholders and will vote its interest in the Core Portfolio in proportion to the votes cast by its shareholders.

From time to time, shareholders may own a large percentage of the shares of the Fund and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.

CORE AND GATEWAY STRUCTURE

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Core Portfolio, which has the same investment objective and substantially identical investment policies as the Fund. The Core Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. Core Trust is registered under the 1940 Act as an open-end, management, investment company. The assets of the Core Portfolio belong only to, and the liabilities of the Core Portfolio are borne solely by, the Core Portfolio and no other portfolio of Core Trust.

THE CORE PORTFOLIO. The Fund's investment in the Core Portfolio is in the form of a non-transferable beneficial interest. All investors in the Core Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Core Portfolio's expenses. As of May 1, 1998, two or more funds of the Trust invested in the Core Portfolio.

The Core Portfolio will not sell its shares directly to members of the general public. Another investor in the Core Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund, and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests in the Core Portfolio. Information regarding any such funds is available from Core Trust by calling Forum at (207) 879-0001.

CERTAIN RISKS OF INVESTING IN THE CORE PORTFOLIO. The Fund's investment in the Core Portfolio may be affected by the actions of other large investors in that Core Portfolio. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in the Core Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by the Fund's shareholders will receive a majority of votes cast by all investors in the Core Portfolio; indeed, if other investors hold a majority interest in the Core Portfolio, they could have voting control of the Core Portfolio.

The Fund may withdraw its entire investment from the Core Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Core Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Core Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Core Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Core Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets directly by the Adviser or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser to manage the Fund's assets directly could have a significant impact on shareholders of the Fund.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.


                                       18

                             NORWEST ADVANTAGE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION




                                   MAY 1, 1998


                           READY CASH INVESTMENT FUND


                              INSTITUTIONAL SHARES

                           READY CASH INVESTMENT FUND
                              INSTITUTIONAL SHARES
                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1998

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:                               DISTRIBUTION:
         Norwest Bank Minnesota, N.A.                         Forum Financial Services, Inc.
         Transfer Agent                                       Manager and Distributor
         733 Marquette Avenue                                 Two Portland Square
         Minneapolis, MN  55479-0040                          Portland, Maine 04101
         (612) 667-8833/(800) 338-1348                        (207) 879-1900

Ready Cash Investment Fund (the "Fund") is a separate series of Norwest Advantage Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended.

This Statement of Additional Information supplements the Prospectus dated May 1, 1998, as may be amended from time to time, offering Institutional Shares of Ready Cash Investment Fund.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH THE CURRENT PROSPECTUS, COPIES OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING THE DISTRIBUTOR AT THE ADDRESS LISTED ABOVE.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

         INTRODUCTION

         1.  INVESTMENT POLICIES
                  Security Ratings Information
                  General Information Regarding Fixed Income Securities Money Market Fund Matters
                  U.S. Government Securities
                  Short Term Debt Securities/Commercial Paper
                  Zero Coupon Securities
                  Mortgage-Backed and Asset-Backed Securities
                  Municipal Securities
                  Illiquid and Restricted Securities
                  Loans of Portfolio Securities
                  Borrowing And Transactions Involving Leverage
                  Repurchase Agreements

         2.  INVESTMENT LIMITATIONS
                  Fundamental Limitations
                  Non-Fundamental Limitations

         3.  PERFORMANCE AND ADVERTISING DATA
                  SEC Yield Calculations
                  Other Advertisement Matters

         4.  MANAGEMENT
                  Trustees and Officers
                  Compensation of Trustees and Officers of the Trust Trustees and Officers of Core Trust
                  Investment Advisory Services
                  Management and Administrative Services
                  Distribution
                  Transfer Agent
                  Custodian
                  Portfolio Accounting
                  Expenses

         5.  PORTFOLIO TRANSACTIONS

         6.  ADDITIONAL PURCHASE, REDEMPTION AND EXCHANGE INFORMATION
                  General
                  Exchanges
                  Redemptions

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

         7.  TAXATION

         8. ADDITIONAL INFORMATION ABOUT THE TRUST AND THE SHAREHOLDERS OF THE FUND
                  Determination of Net Asset Value
                  Counsel and Auditors
                  General Information
                  Financial Statements
                  Registration Statement

         APPENDIX A - Description of Securities Ratings                      A-1









                                       3

                                  INTRODUCTION

The Trust was originally organized under the name "Prime Value Funds, Inc." as a Maryland corporation on August 29, 1986, and on July 30, 1993, was reorganized as a Delaware business trust under the name "Norwest Funds." On October 1, 1995, the Trust changed its name to "Norwest Advantage Funds" and on June 1, 1997, changed its name back to "Norwest Funds." On August 4, 1997, the Trust changed its name back to "Norwest Advantage Funds."

The Fund invests all its investable assets in Prime Money Market Portfolio (the "Portfolio"), a series of Core Trust (Delaware), a registered, open-end management investment company. The expenses of the Fund include the Fund's pro rata share of the expenses of the Portfolio.

The Fund's and the Portfolio's investment adviser is Norwest Investment Management, Inc. ("Norwest"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"). Norwest Bank, a subsidiary of Norwest Corporation, serves as the Trust's transfer agent, dividend disbursing agent and custodian.

Forum Financial Services, Inc. ("Forum"), a registered broker-dealer,  serves as
the  Trust's   manager  and  as  distributor  of  the  Trust's   shares.   Forum
Administrative Services, LLC ("FAdS") serves as the Trust's administrator.

As used in this SAI, the following terms shall have the meanings listed:

         "Adviser" or "Investment Adviser" shall mean Norwest.

         "Board" shall mean the Board of Trustees of the Trust.

         "CFTC" shall mean the U.S. Commodities Futures Trading Commission.

         "Code" shall mean the Internal Revenue Code of 1986, as amended.

         "Core Trust" shall mean Core Trust (Delaware) an open-end, management investment company registered under the 1940 Act.

         "Core Trust Board" shall mean the Board of Trustees of Core Trust.

         "Custodian" shall mean Norwest acting in its capacity as custodian of the Fund.

         "FAdS" shall mean Forum Administrative Services, LLC, the Trust's administrator.

         "Fitch" shall mean Fitch IBCA, Inc.

         "Forum" shall mean Forum Financial Services, Inc., a registered broker-dealer and distributor of the Trust's shares.

         "FAcS" shall mean Forum Accounting Services, LLC, the Trust's fund accountant.

         "Moody's" shall mean Moody's Investors Service.

         "Norwest" shall mean Norwest Investment Management, Inc., a subsidiary of Norwest Bank Minnesota, N.A.

         "Norwest Bank" shall mean Norwest Bank Minnesota, N.A., a subsidiary of Norwest Corporation.

         "NRSRO" shall mean a nationally recognized statistical rating organization.

         "Portfolio" shall mean Prime Money Market Portfolio, a series of Core Trust.

         "SEC" shall mean the U.S. Securities and Exchange Commission.

         "S&P" shall mean Standard & Poor's.

         "Transfer Agent" shall mean Norwest Bank acting in its capacity as transfer and dividend disbursing agent of the Fund.

         "Trust" shall mean Norwest Advantage Funds, an open-end, management investment company registered under the 1940 Act.

         "U.S. Government Securities" shall mean obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" shall mean the Securities Act of 1933, as amended.

         "1940 Act" shall mean the Investment Company Act of 1940, as amended.

1.       INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in the Prospectus concerning the Fund's and the Portfolio's investments, investment techniques and strategies and the risks associated therewith. Although the following is discussed with respect the Fund, the Trust and the Board, it applies equally to the Portfolio, the Core Trust and the Core Trust Board. The Fund may not make any investment or employ any investment technique or strategy not referenced in the Prospectus.

SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations. A description of the ratings categories of certain NRSROs is included in Appendix A to this SAI. The Fund may use these ratings, together with other factors, to determine whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, Norwest will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, Norwest will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

The Fund may purchase certain unrated securities. Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Norwest to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if Norwest determines that retaining such security is in the best interests of the Fund.

GENERAL INFORMATION CONCERNING FIXED INCOME SECURITIES

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

Obligations  of  issuers  of  fixed  income  securities   (including   municipal
securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

MONEY MARKET FUND MATTERS

Pursuant to Rule 2a-7 adopted under the 1940 Act, the Fund may invest only in "eligible securities" as defined in that Rule. Generally, an eligible security is a security that: (1) is denominated in U.S. Dollars and has a remaining maturity of 397 days or less; (2) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"); and (3) has been determined by Norwest to present minimal credit risks pursuant to procedures approved by the Board. In addition, the Fund will maintain a dollar-weighted average maturity of 90 days or less. Unrated securities may also be eligible securities if Norwest determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Board.

Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than the U.S. Government, provided that in certain cases the Fund may invest twenty-five percent of its assets in the first tier securities of a single issuer for a period of up to three business days. First tier securities are securities that have received a short-term rating in the highest category from the requisite NRSROs. The Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

Immediately after the acquisition of any demand feature or guarantee, The Fund, with respect to seventy-five percent of its assets may not invest more than ten percent of its assets in securities subject to demand features or guarantees from the same institution, except that the Fund may invest up to twenty five percent of its assets in demand features or guarantees in first-tier demand features or guarantees issued by a non-controlled person. The Fund may not invest more than five percent of its assets in securities subject to second tier demand features in guarantees issued by the same institution.

U.S. GOVERNMENT SECURITIES

In addition to obligations of the U.S. Treasury, the Fund may invest in U.S. Government Securities. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the United States government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Small Business Administration, the Government National Mortgage Association and the Student Loan Marketing Association. Other agencies are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported primarily or solely by the creditworthiness of the issuer. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. The Fund will invest in the obligations of such agencies or instrumentalities only when Norwest believes that the credit risk with respect thereto is consistent with the Fund's investment policies.

BANK OBLIGATIONS

The Fund may, in accordance with the policies described in its Prospectus, invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. The Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries that Norwest believes do not present undue risk.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities.

The Fund may invest in Eurodollar certificates of deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are essentially the same as ETDs, except that they are issued by Canadian offices of major Canadian banks.

Investments that the Fund may make in instruments of foreign banks, branches or subsidiaries may involve certain risks, including future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by the Fund.

SHORT TERM DEBT SECURITIES/COMMERCIAL PAPER

The Fund may invest in commercial paper, i.e., short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

ZERO COUPON SECURITIES

Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity. Accordingly, these securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Federal tax law requires that the Fund accrue a portion of the discount at which a zero-coupon security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. Interest on these securities, however, is reported as income by the Fund and must be distributed to its shareholders. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when Norwest would not have chosen to sell such securities and which may result in a taxable gain or loss.

Currently U.S. Treasury securities issued without coupons include Treasury bills and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These stripped components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). A number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). In addition, corporate debt securities may be zero coupon securities.

VARIABLE AND FLOATING RATE SECURITIES

The securities in which the Fund invests invest (including municipal securities or mortgage- and asset-backed securities, as applicable) may have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically accordingly to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by the Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. The Fund may not invest in securities which pay interest at a rate that varies inversely to prevailing short-term interest rates ("inverse floaters") and certain other variable and floating rates securities that do not comply with Rule 2a-7.

There may not be an active secondary market for any particular floating or variable rate instruments which could make it difficult for the Fund to dispose of such an instrument if the issuer defaulted on its repayment obligation during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to an instrument. Norwest monitors the liquidity of the Fund's investments in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The payment of principal and interest by issuers of certain securities purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions.

Variable rate obligations purchased by the Fund may include participation interests in variable rate obligations purchased by the Fund from banks, insurance companies or other financial institutions that are backed by irrevocable letters of credit or guarantees of banks. The Fund can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of the Fund's participation interest in the instrument, plus accrued interest, but will do so only: (1) as required to provide liquidity to the Fund; (2) to maintain a high quality investment portfolio; or (3) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such variable rate obligations as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments.

The Fund will not purchase participation interests in variable rate obligations unless it is advised by counsel or receives a ruling of the Internal Revenue Service that interest earned by the Fund from the obligations in which it holds participation interests is exempt from Federal income tax. The Internal Revenue Service has announced that it ordinarily will not issue advance rulings on certain of the Federal income tax consequences applicable to securities, or participation interests therein, subject to a put. Norwest monitors the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Fund on the basis of published financial information, rating agency reports and other research services to which Norwest may subscribe.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase such securities only when Norwest believes the interest income from the instrument justifies any principal risks associated with the instrument. The Fund may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Fund will be able to limit principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

TYPES OF CREDIT ENHANCEMENT

To lessen the effect of failures by obligors on the underlying mortgages or mortgage-backed securities to make payments, mortgage-backed securities may contain elements of credit enhancement. Credit enhancement falls into two categories: (1) liquidity protection; and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of security.

Examples of credit enhancement arising out of the structure of the transaction include: (1) "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class); (2) creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses); and (3) "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that covered by credit enhancement protection could adversely affect the return on an investment in such a security.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution.

Asset-backed securities present certain risks that are not presented by mortgage-backed debt securities or other securities in which the Fund may invest. Primarily, these securities do not always have the benefit of a security interest in comparable collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES

Some tranches of mortgage-backed securities, including CMOs, are structured so that investors receive only principal payments generated by the underlying collateral. Principal only securities ("POs") usually sell at a deep discount from face value on the assumption that the purchaser will ultimately receive the entire face value through scheduled payments and prepayments; however, the market values of POs are extremely sensitive to prepayment rates, which, in turn, vary with interest rate changes. If interest rates are falling and prepayments accelerate, the value of the PO will increase. On the other hand, if rates rise and prepayments slow, the value of the PO will drop.

Interest only securities ("IOs") result from the creation of POs; thus, CMOs with PO tranches also have IO tranches. IO securities sell at a deep discount to their "notional" principal amount, namely the principal balance used to calculate the amount of interest due. They have no face or par value and, as the notional principal amortizes and prepays, the IO cash-flow declines.

Unlike POs, IOs increase in value when interest rates rise and prepayment rates slow; consequently they are often used to "hedge" portfolios against interest rate risk. If prepayment rates are high, the Fund may receive less cash back than it initially invested.

MUNICIPAL SECURITIES

Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges or other entities).

Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year. They include the following: tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax anticipation notes are issued to finance working capital needs of municipalities, and are payable from various anticipated future seasonal tax revenues, such as income, sales, use and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under various federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged and are typically payable from proceeds of the long-term bonds. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many such projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Municipal notes also include longer term issues that are remarketed to investors periodically, usually at one year intervals or less.

MUNICIPAL BONDS. Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. General obligation bonds are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, class of facilities, or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from general tax revenues. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Revenue bonds issued by housing authorities may be secured in a number of ways, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated, as discussed below.

Municipal bonds are considered private activity bonds if they are issued to raise money for privately owned or operated facilities used for such purposes as production or manufacturing, housing, health care and other nonprofit or charitable purposes. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's owner or user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

While at one time the pertinent provisions of the Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated facilities of organizations described in Section 501(c)(3) of the Code, multi-family rental housing facilities, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the tax-exempt refinancing of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing could become increasingly limited.

OTHER MUNICIPAL OBLIGATIONS. Other municipal obligations, incurred for a variety of financing purposes, include municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract. Municipal leases are entered into by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without being required to meet the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

ALTERNATIVE MINIMUM TAX. Municipal securities are also categorized according to:
(1) whether the interest is or is not includable in the calculation of alternative minimum taxes imposed on individuals and corporations; (2) whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions; and (3) other criteria relevant for Federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

PUTS AND STANDBY COMMITMENTS ON MUNICIPAL SECURITIES. The Fund may acquire "puts" with respect to municipal securities. A put gives the Fund the right to sell the municipal security at a specified price at any time on or before a specified date. The Fund may sell, transfer or assign a put only in conjunction with its sale, transfer or assignment of the underlying security or securities. The amount payable to the Fund upon its exercise of a "put" is normally: (1) the Fund's acquisition cost of the municipal securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities; plus (2) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. The Fund expects that it will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a put either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Fund intends to enter into puts only with dealers, banks and broker-dealers which, in Norwest's opinion, present minimal credit risks.

Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Fund's assets.

The Fund may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Fund's policy is to enter into stand-by commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Fund are valued at zero in determining net asset value. When the Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 10 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities") and securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and which are otherwise not readily marketable. Illiquid securities include, among other things, repurchase agreements not entitling the holder to repayment within seven days. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making day-to-day determinations of liquidity to Norwest, pursuant to guidelines approved by the Board. Norwest takes into account a number of factors in reaching liquidity decisions, including but not limited to:
(1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. Norwest monitors the liquidity of the securities held by the Fund and reports periodically on such decisions to the Board.

In connection with the Fund's original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the expenses of registration of restricted securities that are illiquid may also be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between a decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. The Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

An institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act under guidelines adopted by the Board, Norwest may determine that such securities are not illiquid securities. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be illiquid.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Board. The Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or Norwest.

BORROWING AND TRANSACTIONS INVOLVING LEVERAGE

The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3 percent of the Fund's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund may not purchase securities for investment while any borrowing equaling five percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding five percent of the value of the Fund's total assets. The Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

OTHER TECHNIQUES INVOLVING LEVERAGE

Utilization of leveraging involves special risks and may involve speculative investment techniques. The Fund may borrow for other than temporary or emergency purposes, lend its securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Fund uses these investment techniques only when Norwest believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when the Fund achieves the right to a return on a capital base that exceeds the amount of the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT

In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash and other liquid securities in accordance with SEC guidelines. The account value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include: (1) the Fund's obligations to repurchase securities under a reverse repurchase agreement and to settle when-issued and forward commitment transactions; and (2) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit).

SHORT SALES

The Fund may make short sales of securities against the box. A short sale is "against the box" to the extent that while the short position is open, the Fund must own an equal amount of the securities sold short, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may in certain cases be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out. Under recently enacted legislation, if the Fund has unrealized gain with respect to a long position and enters into a short sale against-the-box, the Fund generally will be deemed to have sold the long position for tax purposes and thus will recognize gain. Prohibitions on entering short sales other than against the box does not restrict the Fund's ability to use short-term credits necessary for the clearance of portfolio transactions.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Counterparties to the Fund's reverse repurchase agreements must be primary dealers that report to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by the Fund with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When the Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent the Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to dispose of the right to acquire these securities before the settlement date if deemed advisable.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. If Norwest were to forecast incorrectly the direction of interest rate movements, however, the Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, the Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for the Fund to "roll over" its purchase commitment, the Fund may receive a negotiated fee. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of the Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. For purposes of the Fund's investment policies, the purchase of securities with a settlement date occurring on a Public Securities Association approved settlement date is considered a normal delivery and not a when-issued or forward commitment purchase.

REPURCHASE AGREEMENTS

The Fund may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Norwest will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price (including accrued interest). In the event of default by the seller under the repurchase agreement, the Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, Norwest reviews the credit-worthiness of those banks and dealers with which the Fund enters into repurchase agreements.

Counterparties to the Fund's repurchase agreements must be primary dealers or one of the largest 100 commercial banks in the United States.

Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve book-entry system.
Repurchase agreements are considered to be loans by the Fund for certain purposes under the 1940 Act.

2.       INVESTMENT LIMITATIONS

For purposes of all fundamental and  nonfundamental  investment  policies of the
Fund: the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

The Fund has adopted the investment policies listed in this section which are nonfundamental policies unless otherwise noted. Except for its investment objective, which is fundamental, the Fund has not adopted any fundamental policies except as required by the 1940 Act. The investment policies of the Portfolio are substantially the same as those of the Fund.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy cannot be changed without the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.

FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations which are fundamental policies:

(1)      DIVERSIFICATION

                  The Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer

(2)      CONCENTRATION

                  The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities or in foreign government securities; (2) municipal securities are not treated as involving a single industry; (3) there is no limit on investment in issuers domiciled in a single country;
                  (4) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (5) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone); and provided the Fund will invest more than 25% of the value of the Fund's total assets in obligations of domestic and foreign financial institutions and their holding companies. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

(3)      BORROWING

                  The Fund may borrow money from banks or by entering into reverse repurchase agreements, but the Fund will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing).

(4)      ISSUANCE OF SENIOR SECURITIES

                  The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

(5)      UNDERWRITING ACTIVITIES

                  The Fund may not underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(6)      MAKING LOANS

                  The Fund may not make loans, except the Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

(7)      PURCHASES AND SALES OF REAL ESTATE

                  The Fund may not purchase or sell real estate or any interest therein or real estate limited partnership interests, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations which are not fundamental policies. The policies of the Fund may be changed by the Board.

(1)      BORROWING

                  The Fund's borrowings for other than temporary or emergency purposes or meeting redemption requests may not exceed an amount equal to 5% of the value of the Fund's net assets.

(2)      ILLIQUID SECURITIES

                  The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act, as amended ("Restricted Securities").

(3)      OTHER INVESTMENT COMPANIES

                  The Fund may not invest in securities of another investment company, except to the extent permitted by the 1940 Act.

(4)      MARGIN AND SHORT SALES

                  The Fund may not purchase securities on margin, or make short sales of securities (except short sales against the box), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities. The Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts. The Fund may not enter into short sales if, as a result, more that 25% of the value of the Fund's total assets would be so invested, or such a position would represent more than 2% of the outstanding voting securities of any single issuer or class of an issuer.

(5)      PLEDGING

                  The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions.

(6)      SECURITIES WITH VOTING RIGHTS

                  The Fund may not purchase securities having voting rights except securities of other investment companies; provided that the Fund may hold securities with voting rights obtained through a conversion or other corporate transaction of the issuer of the securities, whether or not the Fund was permitted to exercise any rights with respect to the conversion or other transaction.

(7)      LENDING OF PORTFOLIO SECURITIES

                  The Fund may not lend portfolio securities if the total value of all loaned securities would exceed 33 1/3% of the Fund's total assets, as determined by SEC guidelines.

(8)      REAL ESTATE LIMITED PARTNERSHIPS

                  The Fund may not invest in real estate limited partnerships.

(9)      OPTIONS AND FUTURES CONTRACTS

                  The Fund may not invest in options, futures contracts or options on futures contracts.

(10)     PURCHASES AND SALES OF COMMODITIES

                  The Fund may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currencies and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

3.       PERFORMANCE AND ADVERTISING DATA

Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Fund is historical and is not intended to indicate future returns. The Fund's yield and total return fluctuate in response to market conditions and other factors. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00.

In performance advertising, the Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, Russell 2000 Index, Morgan Stanley - Europe, Australian and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Fund may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

SEC YIELD CALCULATIONS

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Norwest, Processing Organizations and others may charge their customers, various retirement plans or other shareholders that invest in the Fund fees in connection with an investment in the Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations for the Fund will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Income calculated for the purpose of determining the Fund's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

TOTAL RETURN CALCULATIONS

Standardized total returns quoted in advertising and sales literature reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, if any, and any change in the Fund's net asset value per share over the period. Average annual total returns are calculated, through the use of a formula prescribed by the SEC, by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. The average annual total return is computed separately for each class of shares of the Fund. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV

         Where:
                  P =  a  hypothetical  initial  payment  of  $1,000
                  T =  average annual total return
                  n = number of years
                  ERV  = ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital, if any (including capital gains, if applicable, and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT = period total return
                  The other definitions are the same as in average annual total return above


OTHER ADVERTISEMENT MATTERS

The Fund may also include various information in its advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of Norwest or summaries of the views of the portfolio managers with respect to the financial markets; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federal and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

In connection with its advertisements the Fund may provide "shareholders' letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from Norwest or its parent corporation that Norwest has for more than 60 years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that Norwest believes that it has been successful as a national financial service firm.

4.       MANAGEMENT

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust and their principal occupations during the past five years and age as of May 1, 1998 are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk. The officers set forth below, as well as certain other officers and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, its affiliates or certain non-banking affiliates of Norwest.

JOHN Y. KEFFER, Chairman and President,* Age 55.

     President and Owner, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, Limited Liability Company (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent), and other companies within the Forum Financial Group of companies. Mr. Keffer is a Director, Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. or its affiliates serves as manager, administrator or distributor. His address is Two Portland Square, Portland, Maine 04101.

ROBERT C. BROWN, Trustee,* Age 65.

     Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation since February 1993. Prior thereto, he was Manager of Capital Markets Group, Norwest Corporation (a multi-bank holding company and parent of Norwest), until 1991. His address is 1431 Landings Place, Sarasota, Florida 34231.

DONALD H. BURKHARDT, Trustee, Age 70.

     Principal of The Burkhardt Law Firm. His address is 777 South Steele Street, Denver, Colorado 80209.

JAMES C. HARRIS, Trustee, Age 76.

     President and sole Director of James C. Harris & Co., Inc. (a financial consulting firm). Mr. Harris is also a liquidating trustee and former Director of First Midwest Corporation (a small business investment company). His address is 6950 France Avenue South, Minneapolis, Minnesota 55435.

RICHARD M. LEACH, Trustee, Age 63.

     President of Richard M. Leach Associates (a financial consulting firm) since 1992. Prior thereto, Mr. Leach was Senior Adviser of Taylor Investments (a registered investment adviser), a Director of Mountainview Broadcasting (a radio station) and Managing Director of Digital Techniques,

     Inc. (an interactive video design and manufacturing company). His address is P.O. Box 1888, New London, New Hampshire 03257.

JOHN S. MCCUNE,* Trustee, Age 46.

     President, Norwest Investment Services, Inc. (a broker-dealer subsidiary of Norwest bank) His address is 608 2nd Avenue South, Minneapolis, Minnesota 55479.

TIMOTHY J. PENNY, Trustee, Age 45.

     Senior Counselor to the public relations firm of Himle-Horner since January 1995 and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization) since January 1995. Prior thereto Mr. Penny was the Representative to the United States Congress from Minnesota's First Congressional District. His address is 500 North State Street, Waseca, Minnesota 56095.

DONALD C. WILLEKE, Trustee, Age 56.

     Principal of the law firm of Willeke & Daniels. His address is 201 Ridgewood Avenue, Minneapolis, Minnesota 55403.

SARA M. MORRIS, Vice President and Treasurer, Age 33.

     Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Morris was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Morris is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

DAVID I. GOLDSTEIN, Vice President and Secretary, Age 36.

     Managing Director and General Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Mr. Goldstein is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

THOMAS G. SHEEHAN, Vice President and Assistant Secretary, Age 43.

     Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

PAMELA J. WHEATON, Assistant Treasurer, Age 38.

     Manager - Tax and Compliance Group, Forum Financial Services, Inc., with which she has been associated since 1989. Ms. Wheaton is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

MAX BERUEFFY, Assistant Secretary, Age 44.

     Senior Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

DON L. EVANS, Assistant Secretary, Age 49.

     Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto was associated with the law firm of Weiner & Strother. Mr. Evans is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.

EDWARD C. LAWRENCE, Assistant Secretary, Age 28.

     Fund Administrator, Forum Financial Services, Inc., with which he has been associated since 1997. Prior thereto, Mr. Lawrence was a self-employed contractor on antitrust cases with the law firm of White & Case. After graduating from law school, from 1994-1996, Mr. Lawrence worked as an assistant public defender for the Missouri State Public Defender's Office. His address is Two Portland Square, Portland, Maine 04101.

COMPENSATION OF TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee of the Trust is paid a retainer fee in the total amount of $6,000, payable quarterly, for the Trustee's service to the Trust and to Norwest Select Funds, a separate registered open-end management investment company for which each Trustee serves as trustee. In addition, each Trustee is paid $3,000 for each regular Board meeting attended (whether in person or by electronic communication), is paid an additional $2,000 for the Board meeting held in July (at which the Trust's contracts with service providers are reviewed) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Mr. Keffer received no compensation for his services as Trustee for the past year or compensation or reimbursement for his associated expenses. In addition, no officer of the Trust is compensated by the Trust.

Mr. Burkhardt, Chairman of the Trust's and Norwest Select Funds' audit committees, receives additional compensation of $8,000 from the Trust and Norwest Select Funds allocated pro rata between the Trust and Norwest Select Funds based upon relative net assets, for his services as Chairman. Each Trustee was elected by shareholders on April 30, 1997.

The following table provides the aggregate compensation paid to the Trustees of the Trust by the Trust and Norwest Select Funds, combined. Norwest Select Funds has a December 31 fiscal year end. Information is presented for the twelve month period ended May 31, 1997, which was the fiscal year end of all of the Trust's portfolios.

                                                                             TOTAL COMPENSATION FROM
                                                     TOTAL COMPENSATION       THE TRUST AND NORWEST
                                                       FROM THE TRUST             SELECT FUNDS
                                                       --------------             ------------

         Mr. Brown                                        $30,942                    $31,000
         Mr. Burkhardt                                    $36,932                    $37,000
         Mr. Harris                                       $30,942                    $31,000
         Mr. Leach                                        $30,942                    $31,000
         Mr. Penny                                        $30,942                    $31,000
         Mr. Willeke                                      $30,942                    $31,000

Neither the Trust nor Norwest Select Funds has adopted any form of retirement plan covering Trustees or officers. For the twelve month period ended May 31, 1997 total expenses of the Trustees (other than Mr. Keffer) was $22,804 and total expenses of the trustees of Norwest Select Funds was $46.

As of May 1, 1998, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Fund.

TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs. Keffer, Goldstein, Butt, Sheehan, and Misses Clark and Walker, officers of Core Trust, all currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, see "Management -- Trustees and Officers -- Trustees and Officers of the Trust."

JOHN Y. KEFFER,* Chairman and President.

COSTAS AZARIADIS, Trustee, Age 53.

     Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

JAMES C. CHENG, Trustee, Age 54.

     Managing Director, Forum Financial Services, Inc. since September 1991. President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is Two Portland Square, Portland, Maine 04101.

J. MICHAEL PARISH, Trustee, Age 53.

     Partner at the law firm of Reid & Priest. Prior thereto he was a partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. His address is 40 Wall Street, New York, New York 10005.

SARA M. MORRIS, Treasurer

PAMELA J. WHEATON, Assistant Treasurer

DAVID I. GOLDSTEIN, Secretary.

THOMAS G. SHEEHAN, Assistant Secretary.

INVESTMENT ADVISORY SERVICES

GENERAL

The advisory fee for the Fund is based on the average daily net assets of the Fund at the annual rate disclosed in the Fund's prospectus. The investment advisory fee is accrued daily and paid monthly. The Adviser, in its sole discretion, may waive or continue to waive all or any portion of the investment advisory fee.

In addition to receiving its advisory fee, Norwest and its affiliates may act and be compensated as investment manager for their clients with respect to assets which are invested in the Fund. In some instances Norwest or its affiliates may elect to credit against any investment management, custodial or other fee received from, or rebate to, a client who is also a shareholder in the Fund an amount equal to all or a portion of the fees received by Norwest or any of its affiliates from the Fund with respect to the client's assets invested in the Fund.

NORWEST INVESTMENT MANAGEMENT, INC.

Norwest furnishes at its expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. With respect to the Fund, the Investment Advisory Agreement between the Trust and Norwest will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not interested persons of any party to the Investment Advisory Agreement, at a meeting called for the purpose of voting on the Investment Advisory Agreement. The Investment Advisory Agreement provides that Norwest may delegate its responsibilities to any investment subadviser approved by the Board and, as applicable, shareholders, with respect to all or any portion of the assets of the Fund. The Investment Advisory Agreement also provides that no fee shall be payable with respect to the Fund during any period in which the Fund invests all (or substantially all) of its investment assets in a registered, open-end, management investment company, or separate series thereof.

The Investment Advisory Agreement is terminable without penalty with respect to the Fund on 60 days' written notice: (1) by the Board or by a vote of a majority of the outstanding voting securities of the Fund to the Adviser; or (2) by the Adviser to the Trust. The Investment Advisory Agreement shall terminate upon assignment. The Investment Advisory Agreement also provides that, with respect to the Fund, neither Norwest nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing in the Investment Advisory Agreement shall be deemed to protect, or purport to protect, the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Norwest's duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that Norwest may render services to others.

The investment advisory agreement between Norwest and Core Trust on behalf of the Portfolio is, except for certain immaterial matters, identical to the Investment Advisory Agreement between Norwest and the Trust.

Norwest Investment Management, Inc. is a part of Norwest Corporation which as of June 30, 1997, was a $83.6 billion financial services company providing banking, insurance, investments, mortgage and consumer finance through 3,844 stores in all 50 states, Canada, the Caribbean, Central America and elsewhere.

The following table shows the dollar amount of fees payable under the Investment Advisory Agreement between Norwest and the Trust with respect to the Fund, the amount of fee that was waived by Norwest, if any, and the actual fee received by Norwest. The data is for the past three fiscal years.

                                                     ADVISORY FEE     ADVISORY FEE      ADVISORY FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------

READY CASH INVESTMENT FUND

     Year Ended May 31, 1997                         6,267,045            50,148        6,216,897
     Year Ended May 31, 1996                         4,128,532            44,547        4,083,985
     Year Ended May 31, 1995                         2,153,906            71,093        2,082,813


MANAGEMENT AND ADMINISTRATIVE SERVICES

MANAGER AND ADMINISTRATOR

Forum manages all aspects of the Trust's operations with respect to the Fund except those which are the responsibility of FAdS or Norwest. With respect to the Fund, Forum has entered into a Management Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to the Fund, Forum: oversees: (a) the preparation and maintenance by the Adviser and the Trust's administrator, custodian, transfer agent, dividend disbursing agent and fund accountant (or if appropriate, prepares and maintains) in such form, for such periods and in such locations as may be required by applicable law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law; (b) the reconciliation of account information and balances among the Adviser and the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (c) the transmission of purchase and redemption orders for Shares; (d) the notification of the Adviser of available funds for investment; and (e) the performance of fund accounting, including the calculation of the net asset value per Share; (2) oversees the Trust's receipt of the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (3) oversees the performance of administrative and professional services rendered to the Trust by others, including its administrator, custodian, transfer agent, dividend disbursing agent and fund accountant, as well as accounting, auditing, legal and other services performed for the Trust; (4) provides the Trust with adequate general office space and facilities and provides, at the Trust's request and expense, persons suitable to the Board to serve as officers of the Trust; (5) oversees the preparation and the printing of the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (6) oversees the preparation of proxy and information statements and any other communications to shareholders; (7) with the cooperation of the Trust's counsel, investment advisers and other relevant parties, oversees the preparation and dissemination of materials for meetings of the Board; (8) oversees the preparation, filing and maintenance of the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (9) oversees registration and sale of Fund shares, to ensure that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (10) oversees the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; (11) oversees the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of the Fund as a regulated investment company under the Code, as amended, and oversees the preparation and distribution to appropriate parties of notices announcing the declaration of dividends and other distributions to shareholders; (12) reviews and negotiates on behalf of the Trust normal course of business contracts and agreements; (13) maintains and reviews periodically the Trust's fidelity bond and errors and omission insurance coverage; and (14) advises the Trust and the Board on matters concerning the Trust and its affairs.

The Management Agreement terminates automatically if assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Management Agreement also provides that neither Forum nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of their obligations and duties under the Management Agreement.

FAdS manages all aspects of the Trust's operations with respect to the Fund except those which are the responsibility of Forum or Norwest. With respect to the Fund, FAdS has entered into an Administrative Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Administration Agreement.

On behalf of the Trust and with respect to the Fund, FAdS: (1) provides the Trust with, or arranges for the provision of, the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (2) assists in the preparation and the printing and the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (3) assists in the preparation of proxy and information statements and any other communications to shareholders; (4) assists the Adviser in monitoring Fund holdings for compliance with Prospectus and SAI investment restrictions and assist in preparation of periodic compliance reports; (5) with the cooperation of the Trust's counsel, Norwest, the officers of the Trust and other relevant parties, is responsible for the preparation and dissemination of materials for meetings of the Board; (6) is responsible for preparing, filing and maintaining the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders;
(7) is responsible for maintaining the Trust's existence and good standing under state law; (8) monitors sales of shares and ensures that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (9) is responsible for the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; and (10) is responsible for the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of the Fund as a regulated investment company under the Code, as amended, and prepares and distributes to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders.

The Administrative Agreement terminates automatically if assigned and may be terminated without penalty with respect to the Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Agreement also provides that neither FAdS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAdS's or their duties or by reason of reckless disregard of their obligations and duties under the Administrative Agreement.

Pursuant to their agreements with the Trust, Forum and FAdS may subcontract any or all of their duties to one or more qualified subadministrators who agree to comply with the terms of Forum's Management Agreement or FAdS's Administration Agreement, respectively. Forum and FAdS may compensate those agents for their services; however, no such compensation may increase the aggregate amount of payments by the Trust to Forum or FAdS pursuant to their Management and Administration Agreements with the Trust.

The following table shows the dollar amount of fees payable to Forum for its management services with respect to the classes of the Fund. Also shown are the amount of fees that were waived by Forum, if any, and the actual fees received by Forum. The data is for the past three fiscal years.

                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
READY CASH INVESTMENT FUND

Investor Shares
     Year Ended May 31, 1997                         1,070,654            14,082        1,056,572
     Year Ended May 31, 1996                           760,979            60,072          700,907
     Year Ended May 31, 1995                           391,466           147,704          243,762
Institutional Shares
     Year Ended May 31, 1997                         2,595,399         2,413,208          182,191
     Year Ended May 31, 1996                         1,569,081         1,569,081                0
     Year Ended May 31, 1995                           739,794           589,996          149,797
Exchange Shares
     Year Ended May 31, 1997                               850               850                0
     Year Ended May 31, 1996                               273               273                0
     Year Ended May 31, 1995                               417               331               86

The management fees payable with respect to Institutional Shares of Ready Cash Investment Fund relate to a previous class of the Fund that was liquidated on December 12, 1997.

THE PORTFOLIO

Forum manages all aspects of Core Trust's operations with respect to the Portfolio except those which are the responsibility of Norwest. Forum has entered into a management agreement with respect to the Portfolio (the "Core Trust Management Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by the interestholders of Core Trust, and, in either case, by a majority of the Trustees who are not interested persons of any party to the Core Trust Management Agreement. Under the Core Trust Management Agreement, Forum performs similar services for the Portfolio as it and FAdS perform under the Management and Administration Agreements, to the extent the services are applicable to the Portfolio. Forum and FAdS waive their fees payable by the Fund under the Management and Administration Agreements to the extent the Fund incurs indirectly management fees charged by Forum to the Portfolio.

DISTRIBUTION

Forum also acts as distributor of the shares of the Fund. Forum acts as the agent of the Trust in connection with the offering of Institutional Shares of the Fund on a "best efforts" basis pursuant to a Distribution Services Agreement.

Under the Distribution Services Agreement, the Trust has agreed to indemnify, defend and hold Forum, and any person who controls Forum within the meaning of
Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Forum or any such controlling person may incur, under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Trust's Registration Statement or the Fund's Prospectus or Statement of Additional Information in effect from time to time under the 1933 Act or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading. Forum is not, however, protected against any liability to the Trust or its shareholders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Forum's reckless disregard of its obligations and duties under the Distribution Services Agreement.

With respect to the Fund, the Distribution Services Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Distribution Services Agreement or interested persons of any such party.

The Distribution Services Agreement terminates automatically if assigned. With respect to the Fund, the Distribution Services Agreement may be terminated at any time without the payment of any penalty: (1) by the Board or by a vote of the Fund's shareholders, on 60 days' written notice to Forum; or (2) by Forum on 60 days' written notice to the Trust.

TRANSFER AGENT

Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 acts as Transfer Agent of the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Transfer Agency Agreement.

The responsibilities of the Transfer Agent include: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (4) assisting in processing purchase and redemption transactions and receiving wired funds; (5) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (6) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (7) furnishing periodic statements and confirmations of purchases and redemptions; (8) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (9) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (10) providing such other related services as the Trust or a shareholder may request.

For its services, the Transfer Agent receives a fee computed daily and paid monthly from the Trust, at an annual rate of 0.10% of the Fund's average daily net assets, attributable to Institutional Shares.

CUSTODIAN

Pursuant to a Custodian Agreement, Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 serves as the Fund's custodian (in this capacity the "Custodian"). Norwest Bank also serves as custodian to the Portfolio under a separate agreement with Core Trust. The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, determining income and collecting interest on Fund investments. The fee is computed and paid monthly, based on the average daily net assets of the Fund, the number of portfolio transactions of the Fund and the number of securities in the Fund's portfolio.

Pursuant to rules adopted under the 1940 Act, a Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board upon consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and possible risks of potential nationalization or expropriation of Fund assets. The Custodian employs qualified foreign subcustodians to provide custody of the Fund's foreign assets in accordance with applicable regulations.

The Fund will not pay custodian fees to the extent the Fund invests in the Portfolio or in another registered investment company. The Fund, however, incurs its proportionate share of the custodial fees of the Portfolio.

PORTFOLIO ACCOUNTING

FAcS, an affiliate of Forum, performs portfolio accounting services for the Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under the Fund Accounting Agreement, FAcS prepares and maintains books and records of the Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of the Fund (and each class thereof) and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, FAcS receives from the Trust standard fee of $1,000 per month plus $1,000/month for each additional class of the Fund above one. FAcS also receives a fee of $2,000 per month for the Fund if the Fund invests in a master-feeder structure pursuant to
Section 12(d)(1)(E) of the 1940 Act and invests in more than one security. In addition to these fees, FAcS is entitled to receive from the Trust with respect to the Fund, to the extent that it invests in a fund-of-funds structure pursuant to Section 12(d)(1)(H) of the 1940 Act additional surcharges as described below if the Fund invests in securities other than investment companies (calculated as if the securities were the Fund's only assets).

To the extent that the Fund is not invested in a master-feeder or fund-of-funds structure, FAcS receives from the Trust with respect to the Fund, a fee of $3,000 per month. In addition, FAcS is paid additional surcharges for each of the following: (1) if the Fund has asset levels exceeding $100 million - $500/month, if the Fund has asset levels exceeding $250 million - $1,000/month, if the Fund has asset levels exceeding $500 million - $1,500/month, if the Fund has asset levels exceeding $1,000 million - $2,000/month; (2) if the Fund requires international custody - $1,000/month; (3) if the Fund has more than 30 international positions - $1,000/month; (4) if the Fund has more than 25% of its assets invested in asset-backed securities - $1,000/month, if the Fund has more than 50% of its assets invested in asset-backed securities - $2,000/month; (6) if the Fund has more than 100 security positions - $1,000/month; and (7) if the Fund has a monthly portfolio turnover rate of 10% or greater - $1,000/month.

Surcharges are determined based upon the total assets, security positions or other factors as of the end of the prior month and on the portfolio turnover rate for the prior month. The rates set forth above shall remain fixed through December 31, 1998. On January 1, 1999, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable

FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FAcS is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless FAcS, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to FAcS's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FAcS by an officer of the Trust duly authorized. This indemnification does not apply to FAcS's actions taken or failures to act in cases of FAcS's own bad faith, willful misconduct or gross negligence.

FAcS performs similar services for the Portfolios and, in addition, acts as the Portfolios' transfer agent.

The following table shows the dollar amount of fees payable to FAcS (formerly Forum Accounting) for its accounting services with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS. The data is for the past three fiscal years.

                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
READY CASH INVESTMENT FUND
     Year Ended May 31, 1997                            86,000                 0           86,000
     Year Ended May 31, 1996                            63,000                 0           63,000
     Year Ended May 31, 199                            548,000                 0           48,000

EXPENSES

Subject to the obligation of Norwest to reimburse the Trust for certain excess expenses, the Trust has, under its Investment Advisory Agreement, confirmed its obligation to pay all its other expenses, including: (1) interest charges, taxes, brokerage fees and commissions; (2) certain insurance premiums; (3) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (4) telecommunications expenses; (5) auditing, legal and compliance expenses; (6) costs of the Trust's formation and maintaining its existence; (7) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (8) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (9) costs of reproduction, stationery and supplies; (10) compensation of the Trust's trustees, officers and employees and costs of other personnel performing services for the Trust who are not officers of Norwest, Forum or affiliated persons of Norwest or Forum; (11) costs of corporate meetings; (12) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold; (13) state securities law registration fees and related expenses; (14) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (15) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

5.       PORTFOLIO TRANSACTIONS

The following discussion of portfolio transactions, while referring to the Fund, also applies to the Portfolio.

Purchases and sales of portfolio securities for the Fund usually are principal transactions. Debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In transactions on exchanges in the United States, commissions are negotiated, whereas on foreign exchanges commissions are generally fixed. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

The Fund may effect purchases and sales through brokers who charge commissions, although the Trust does not anticipate that the Fund will do so.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, the Board has authorized Norwest to employ its respective affiliates to effect securities transactions of the Fund, provided certain other conditions are satisfied. Payment of brokerage commissions to an affiliate of Norwest for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. It is the Fund's policy that commissions paid to Norwest Investment Services, Inc. ("NISI") and other affiliates of Norwest will, in the judgment of Norwest, be: (1) at least as favorable as commissions contemporaneously charged by the affiliate on comparable transactions for its most favored unaffiliated customers and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the disinterested Trustees, has adopted procedures to ensure that commissions paid to affiliates of Norwest by the Fund satisfy the foregoing standards.

The Fund does not have an understanding or arrangement to direct any specific portion of its brokerage to an affiliate of Norwest, and will not direct brokerage to an affiliate of Norwest in recognition of research services.

From time to time, the Fund may purchase securities of a broker or dealer through which it regularly engages in securities transactions.

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions, including certain dealer spreads, paid in connection with securities transactions, Norwest takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. Norwest may also take into account payments made by brokers effecting transactions for the Fund: (1) to the Fund; or (2) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay.

In addition, Norwest may give consideration to research services furnished by brokers to Norwest for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment Norwest's own internal research and investment strategy capabilities. Such research and analysis may be used by Norwest in connection with services to clients other than the Fund, and not all such services may be used by Norwest in connection with the Fund. The Fund's fees are not reduced by reason of Norwest's receipt of the research services.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the obligation to seek the most favorable price and execution available and such other policies as the Board may determine, Norwest may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Investment decisions for the Fund will be made independently from those for any other account or investment company that is or may in the future become managed by Norwest or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in Norwest's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by Norwest occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

During their last fiscal year, the Fund acquired securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. Regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.
Following is a list of the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of May 31, 1997.

                                                    REGULAR BROKER                        VALUE OF
                                                       OR DEALER                       SECURITIES HELD
                                                       ---------                       ---------------
READY CASH INVESTMENT FUND                  Bear, Stearns & Company                       $50,000,000
                                            CS First Boston                               $10,000,000
                                            Merrill Lynch & Co.                           $37,499,817
                                            Morgan Stanley                                $55,000,000

6.       ADDITIONAL PURCHASE, REDEMPTION AND
         EXCHANGE INFORMATION

GENERAL

Shares of the Fund are sold on a continuous basis by the distributor.

The per share net asset values of each class of shares of the Fund are expected to be substantially the same. Under certain circumstances, however, the per share net asset value of each class may vary. The per share net asset value of each class of the Fund eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

As described in the Prospectus, under certain circumstances the Fund may close early and advance time by which the Fund must receive a purchase or redemption order and payments. In that case, if an investor placed an order after the cut-off time the order would be processed on the follow-up business day and the investor's access to the fund would be temporarily limited.

EXCHANGES

By making an exchange by telephone, the investor authorizes the Trust's transfer agent to act on telephonic instructions believed by the Trust's transfer agent to be genuine instructions from any person representing himself or herself to be the investor. The records of the Trust's transfer agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

Shareholders of Institutional Shares of Ready Cash Investment Fund may purchase, with the proceeds from a redemption of all or part of their shares, shares of the following funds of the Trust: Shares of Cash Investment Fund, U.S. Government Fund and Treasury Fund, Institutional Shares of Municipal Money Market Fund and I Shares of Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund.

REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed a formal election with the SEC pursuant to which the Fund will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

7.       TAXATION

The Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Code. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment, and of the application of state and local tax laws to his or her particular situation.

Since the Fund expects to derive substantially all of its gross income (exclusive of capital gains) from sources other than dividends, it is expected that none of the Fund's dividends or distributions will qualify for the dividends-received deduction for corporations.

For federal income tax purposes, gains and losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary gain or loss.

The Fund's (or Portfolio's) investments in zero coupon securities will be subject to special provisions of the Code which may cause the Fund (or Portfolio) to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Fund (or Portfolio) may be forced to sell other portfolio securities.

8.   ADDITIONAL INFORMATION ABOUT THE TRUST AND
     THE SHAREHOLDERS OF THE FUND

DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of ____________, One Battery Park Plaza, New York, NY 10004.

_______________ LLP, 99 High Street, Boston, MA 02110, independent auditors, served as the independent auditors for the Trust for the fiscal years ended May 31, 1994 and thereafter. For the prior fiscal periods another audit firm acted as independent auditors of the Trust's predecessor corporation.

GENERAL INFORMATION

The Trust's shares are divided into forty separate series. The Trust received an order from the SEC permitting the issuance and sale of separate classes of shares representing interests in each of the Trust's existing funds; however, the Trust currently issues and operates the Fund's separate classes of shares under the provisions of 1940 Act.

The Board has determined that currently no conflict of interest exists between or among the Fund's Institutional, Investor and Exchange Shares. On an ongoing basis, the Board, pursuant to its fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.

In order to adopt the name Norwest Advantage Funds, the Trust agreed in the Investment Advisory Agreement with Norwest that if Norwest ceases to act as investment adviser to the Trust or any fund whose name includes the word "Norwest," or if Norwest requests in writing, the Trust shall take prompt action to change the name of the Trust and any such fund to a name that does not include the word "Norwest." Norwest may from time to time make available without charge to the Trust for the Trust's use any marks or symbols owned by Norwest, including marks or symbols containing the word "Norwest" or any variation thereof, as Norwest deems appropriate. Upon Norwest's request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust has acknowledged that any rights in or to the word "Norwest" and any such marks or symbols which exist or may exist, and under any and all circumstances, shall continue to be, the sole property of Norwest. Norwest may permit other parties, including other investment companies, to use the word "Norwest" in their names without the consent of the Trust. The Trust shall not use the word "Norwest" in conducting any business other than that of an investment company registered under the Act without the permission of Norwest.

FINANCIAL STATEMENTS

The financial statements of the Fund for the semi-annual period ended November 30, 1997 (which include a statement of assets and liabilities, a statement of operations, a statement of changes in net assets, notes to financial statements, financial highlights and a portfolio of investments) are included in the Semi-Annual Report to Shareholders of the Trust delivered along with this SAI and are incorporated herein by reference. The financial statements of the Fund for the year ended May 31, 1997 (which include a statement of assets and liabilities, a statement of operations, a statement of changes in net assets, notes to financial statements, financial highlights, a portfolio of investments and the independent auditors' report thereon) are included in the Annual Report to Shareholders of the Trust delivered along with this SAI and are incorporated herein by reference.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM DEBT

MOODY'S INVESTORS SERVICE

Moody's two highest ratings for short-term debt are "Prime-1" and "Prime-2". Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated "Prime-1" but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S

S&P's two highest commercial paper ratings are "A-1" and "A-2". Issues assigned an "A" rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An "A-1" designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an "A-2" designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1". "A-3" issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated "A-2" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

"F-1+". Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1". Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial statements.

                           Prospectus: Not applicable to this filing.

                           Statement of Additional Information: Not applicable to this filing.

         (b)      Exhibits.

                  (1) Trust Instrument of Registrant as amended and restated August 4, 1997. 1

                  (2)      By-Laws of Registrant as now in effect. 2

                  (3)      Not applicable.

                  (4) Specimen Certificate for shares of beneficial interest of each class of each portfolio of Registrant. Except for the names of the classes of shares and CUSIP numbers, the certificate of each class of each portfolio of Registrant is substantially the same as the specimen certificate, and therefore, is omitted pursuant to Rule 483 (d)(2) under the 1933 Act. 2

                  (5)(a) Form   of   Investment   Advisory   Agreement   between
                         Registrant and Norwest Investment Management, Inc. relating to Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund, Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund,
                         Income   Equity   Fund,   ValuGrowth   SM  Stock  Fund,
                         Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund, Contrarian Stock Fund, International Fund, Performa Strategic Value Bond Fund, Performa Disciplined Growth Fund, Performa Small Cap Value Fund and Performa Global Growth Fund. Except for the names of each series of Registrant, the Investment Advisory Agreement of each series of the Registrant is substantially the same as the Investment Advisory Agreement, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act . 3

                    (b) Investment Subadvisory Agreement between Registrant and Crestone Capital Management Inc. relating to Small Company Stock Fund dated as of July 26, 1994. 2

                    (c) Investment Subadvisory Agreement between Registrant and Schroder Capital Management Inc. relating to Diversified Equity Fund, Growth Equity Fund, International Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund dated as of November 11, 1994. 2

                    (d) Investment Subadvisory Agreement between Registrant and Schroder Capital Management International Inc. relating to Small Cap Opportunities Fund dated as of April 28, 1996 (filed herewith).

                    (e) Form of Investment Subadvisory Agreement between Registrant and Galliard Capital Management International Inc. relating to Stable Income Fund, Performa Strategic Value Bond Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Balanced-Equity Fund dated as of June 1, 1997. 3

                    (f) Form of Investment Subadvisory Agreement between Registrant and Peregrine Capital Management International Inc. relating to Small Company Growth Fund and Large Company Growth Fund dated as of June 1, 1997. 3

                    (g) Form of Investment Subadvisory Agreement between Registrant and United Capital Management relating to Total Return Bond Fund and Contrarian Stock Fund dated as of June 1, 1997. 3 (h) Form of Investment Subadvisory Agreement between Registrant and Smith Asset Management Group, LP relating to Performa Disciplined Growth Fund, Performa Small Cap Value Fund, Growth Equity Fund, Diversified Equity Fund, Aggressive Balanced-Equity Fund, Growth Balanced Fund, Moderate Balanced Fund, Strategic Income Fund and Diversified Small Cap Fund dated as of October 1, 1997. 1

                  (6) Distribution Services Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant dated as of October 1, 1995, as amended January 29, 1996. 2

                  (7)    Not Applicable.

                 (8)(a) Custodian Agreement between Registrant and Norwest Bank Minnesota, N.A. dated as of August 1, 1993, as amended November 11, 1994. 2

                    (b)  Transfer  Agency  Agreement   between   Registrant  and
                         Norwest Bank Minnesota, N.A. dated as of August 1, 1993 and restated as of December 8, 1993. 2

                 (9)(a) Form of Management Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant dated as of August 1, 1997 (filed herewith).

                    (b) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of June 1, 1997 (filed herewith).

                    (c) Administration Services Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to International Fund and Small Cap Opportunities Fund dated as of November 11, 1994, as amended April 28, 1996. 2

                    (d) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC dated as of August 1, 1997 (filed herewith).

                (10)(a)  Opinion of Seward & Kissel. 4

                    (b)  Opinion of Seward & Kissel. 2

                (11)     Not Applicable.

                (12)     Not Applicable.

                (13) Investment Representation letter of John Y. Keffer as original purchaser of shares of stock of Registrant. 4

                (14)     Individual Retirement Account materials. 5

                (15) Rule 12b-1 Plan adopted by Registrant relating to Ready Cash Investment Fund Exchange Shares, ValuGrowth SM Stock Fund Investor B Shares, Income Stock Fund Investor B Shares, Small Company Growth Fund Investor B Shares, Contrarian Stock Fund Investor B Shares, Government Income Fund Investor B Shares, Income Fund Investor B Shares, Tax-Free Income Fund Investor B Shares, Adjustable U.S. Government Reserve Fund Investor B Shares, Total Return Bond Fund Investor B Shares, Minnesota Tax-Free Fund Investor B Shares, Colorado Tax-Free Fund Investor B Shares, Stable Income Fund Investor B Shares, Income Equity Fund Investor B Shares, Diversified Equity Fund Investor B Shares, Intermediate U.S. Government Fund Investor B Shares and Growth Equity Fund Investor B Shares. 2

                (16) Schedules for computation of each Performance Quotation provided in the Registration Statement in response to
                         Item 22 relating to: 6

                            Cash Investment Fund
                            Ready Cash Investment Fund                      Investor Shares           Exchange Class
                            U.S. Government Fund
                            Treasury Fund
                            Municipal Money Market Fund                     Investor Shares         Institutional Shares
                            Stable Income Fund                              A Shares        B Shares       I Shares
                            Limited Term Government Income Fund             I Shares
                            Intermediate Government Income Fund             A Shares        B Shares       I Shares
                            Diversified Bond Fund                           I Shares
                            Income Fund                                     A Shares        B Shares       I Shares
                            Total Return Bond Fund                          A Shares        B Shares       I Shares
                            Limited Term Tax-Free Fund                      I Shares
                            Tax-Free Income Fund                            A Shares        B Shares       I Shares
                            Colorado Tax-Free Fund                          A Shares        B Shares       I Shares
                            Minnesota Intermediate Tax-Free Fund            I Shares
                            Minnesota Tax-Free Fund                         A Shares        B Shares       I Shares
                            Strategic Income Fund                           I Shares
                            Moderate Balanced Fund                          I Shares
                            Growth Balanced Fund                            I Shares
                            Aggressive Balanced-Equity Fund                 I Shares
                            Index Fund                                      I Shares
                            Income Equity Fund                              A Shares        B Shares       I Shares
                            ValuGrowth SM Stock Fund                        A Shares        B Shares       I Shares
                            Diversified Equity Fund                         A Shares        B Shares       I Shares
                            Growth Equity Fund                              A Shares        B Shares       I Shares
                            Large Company Growth Fund                       I Shares
                            Diversified Small Cap Fund                      I Shares
                            Small Company Stock Fund                        A Shares        B Shares       I Shares
                            Small Company Growth Fund                       I Shares
                            Small Cap Opportunities Fund                    A Shares        B Shares       I Shares
                            Contrarian Stock Fund                           A Shares        B Shares       I Shares
                            International Fund                              A Shares        B Shares       I Shares

                (17)     Financial Data Schedule. 1

                (18)     Multiclass (Rule 18f-3) Plan adopted by Registrant. 2

         Other Exhibits

         (A)  Power of Attorney of James C. Harris, Trustee of Registrant. 2

         (B)  Power of Attorney of Richard M. Leach, Trustee of Registrant. 2

         (C)  Power of Attorney of Robert C. Brown, Trustee of Registrant. 2

         (D)  Power of Attorney of Donald H. Burkhardt, Trustee of Registrant. 2

         (E)  Power of Attorney of John Y. Keffer, Trustee of Registrant. 2

         (F)  Power of Attorney of Donald C. Willeke, Trustee of Registrant. 2

         (G)  Power of Attorney of Timothy J. Penny, Trustee of Registrant. 2

         (H)  Power of Attorney of John S. McCune, Trustee of Registrant. 1

         -------------

          (1)  Exhibit  incorporated  by  reference  as filed on PEA No.  46 via
               EDGAR    on    September    30,    1997,     accession     number
               0000912057-97-032214.

          (2) Exhibit incorporated by reference as filed on PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243.

          (3) Exhibit incorporated by reference as filed on PEA No. 43 via EDGAR on July 16, 1997, accession number 0000912057-97-024361.

          (4) Exhibit incorporated by reference as filed on PreEA No. 2 on December 31, 1986.

          (5) Exhibit incorporated by reference as filed on PEA No. 24 on April 22, 1994.

          (6) Exhibit incorporated by reference as filed on PEA No. 42 via EDGAR on June 2, 1997, accession number 0000912057-97-019290.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

           Title of Class of Unit of Beneficial Interest                          Number of Recordholders
           ---------------------------------------------                            as of March 2, 1998
                                                                                    -------------------

           Cash Investment Fund                                           73
           Ready Cash Investment Fund                              Investor Shares   Exchange Class
                                                                         192               19
           U.S. Government Fund                                           33

                                       66

           Title of Class of Unit of Beneficial Interest                          Number of Recordholders
           ---------------------------------------------                            as of March 2, 1998
                                                                                    -------------------

           Treasury Fund                                                  30
           Municipal Money Market Fund                             Investor Shares    Institutional
                                                                                         Shares
                                                                          20               17
           Stable Income Fund                                          A Shares         B Shares          I Shares
                                                                          98               65               309
           Limited Term Government Income Fund                         I Shares
                                                                        1,354
           Intermediate Government Income Fund                         A Shares         B Shares          I Shares
                                                                         542               449              100
           Diversified Bond Fund                                       I Shares
                                                                         143
           Income Fund                                                 A Shares         B Shares          I Shares
                                                                         382               302             3,021
           Total Return Bond Fund                                      A Shares         B Shares          I Shares
                                                                         110               208              350
           Limited Term Tax-Free Fund                                  I Shares
                                                                         348
           Tax-Free Income Fund                                        A Shares         B Shares          I Shares
                                                                         645               271             1,391
           Colorado Tax-Free Fund                                      A Shares         B Shares          I Shares
                                                                         462               197              350
           Minnesota Intermediate Tax-Free Fund                        I Shares
                                                                        1,375
           Minnesota Tax-Free Fund                                     A Shares         B Shares          I Shares
                                                                         546               405              176
           Strategic Income Fund                                       I Shares
                                                                         170
           Moderate Balanced Fund                                      I Shares
                                                                         433
           Growth Balanced Fund                                        I Shares
                                                                         548
           Aggressive Balanced-Equity Fund                             I Shares
                                                                          6
           Index Fund                                                  I Shares
                                                                         459
           Income Equity Fund                                          A Shares         B Shares          I Shares
                                                                        3,626             3,838             423
           ValuGrowth SM Stock Fund                                    A Shares         B Shares          I Shares
                                                                        1,682              787               47
           Diversified Equity Fund                                     A Shares         B Shares          I Shares
                                                                        3,203             4,935             827
           Growth Equity Fund                                          A Shares         B Shares          I Shares
                                                                        1,195             1,576             760
           Large Company Growth Fund                                   I Shares
                                                                         316
           Diversified Small Cap Fund                                  I Shares
                                                                          3
           Small Company Stock Fund                                    A Shares         B Shares          I Shares
                                                                         780               710              232
           Small Company Growth Fund                                   I Shares



                                       67

           Title of Class of Unit of Beneficial Interest                          Number of Recordholders
           ---------------------------------------------                            as of March 2, 1998
                                                                                    -------------------

                                                                         125
           Small Cap Opportunities Fund                                A Shares         B Shares          I Shares
                                                                         576               581              206
           Contrarian Stock Fund                                       A Shares         B Shares          I Shares
                                                                          0                 0                52
           International Fund                                          A Shares         B Shares          I Shares
                                                                         271               255              198

ITEM 27.  INDEMNIFICATION

         The general effect of Section 10.02 of Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of Section 10.02 of Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

         Registrant's Investment Advisory Agreements, Investment Subadvisory Agreements, Management and Distribution Agreements and Distribution Services Agreements provide that Registrant's investment advisers and principal underwriter are protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the Management Agreement and Transfer Agency and Fund Accounting Agreement. Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under the Management and Distribution Agreements and Distribution Services Agreements between Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under those agreements. Registrant's transfer agent and fund accountant and certain related individuals are also provided with indemnification against various liabilities and expenses under the Transfer Agency and Fund Accounting Agreements between Registrant and the transfer agent and fund accountant; provided, however, that in no event shall the transfer agent, fund accountant or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

         The preceding paragraph is modified in its entirety by the provisions of the Investment Advisory Agreements, Investment Subadvisory Agreements, Management and Distribution Agreements, Distribution Services Agreements, Management Agreements, Transfer Agency Agreement and Fund Accounting Agreement of Registrant filed as Exhibits 5, 6, and 9 to Registrant's Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Norwest Investment Management, Inc.

         The description of Norwest Investment Management, Inc., under the caption "Management -- Advisor" or Management of the Funds -- Norwest Investment Management" in each Prospectus and under the caption "Management -- Adviser" or "Management -Investment Advisory Services -- Norwest Investment Management" in each Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Chairman, Chief Executive Officer,   Norwest Investment Management,
                                              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James W. Paulsen                   Chief Investment Officer             Norwest Investment Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen P. Gianoli                 Senior Vice President, Chief         Norwest Investment Management,
                                              Executive Officer                    Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David S. Lunt                      Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard C. Villars                 Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Lee K. Chase                       Chief Investment Officer             Norwest Investment Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James W. Paulsen                   Vice President                       Norwest Investment Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------





                                       69




           ---------------------------------- ------------------------------------ ----------------------------------
           Andrew Owen                        Vice President                       Norwest Investment Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Eileen A. Kuhry                    Investment Compliance Specialist     Norwest Investment Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

(b)      Schroder Capital Management International Inc.

         The description of Schroder Capital Management International Inc. ("Schroder") under the caption "Management of the Funds -- Investment Advisory Services -- Schroder Capital Management International Inc." in the Prospectus and "Management -- Investment Advisory Services" in the Statement of Additional Information relating to International Fund, Diversified Equity Fund, Growth Equity Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

         The following are the directors and principal officers of Schroder, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services international clients located principally in the United States.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David M. Salisbury                 Chief Executive Officer, Director,   SCMI
                                              Chairman
                                              ------------------------------------ ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders plc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard R. Foulkes                 Deputy Chairman/Executive Vice       SCMI
                                              President
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John A. Troiano                    Chief Executive, Director            SCMI
                                              ------------------------------------
                                                                                   ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David Gibson                       Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John S. Ager                       Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sharon L. Haugh                    Executive Vice President, Director   SCMI
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman                   Schroder Advisors
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------
           ---------------------------------- ------------------------------------ ----------------------------------
           Gavin D. L. Ralston                Senior Vice President, Managing      SCMI
                                              Director
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------





                                       70


           ---------------------------------- ------------------------------------ ----------------------------------
           Mark J. Smith                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Robert G. Davy                     Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              of open end investment companies
                                                                                   for which SCMI and/or its
                                                                                   affiliates provide investment
                                    services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jane P. Lucas                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Advisors
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           C. John Govett                     Director                             SCMI
                                              ------------------------------------ ----------------------------------
                                              Group Managing Director              Schroder Ltd.
                                                                                   ----------------------------------
                                              ------------------------------------
                                              Director                             Schroders plc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Phillipa J. Gould                  Senior Vice President, Director      SCMI
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Louise Croset                      First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President                 Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Abdallah Nauphal                   Group Vice President, Director       SCMI
           ---------------------------------- ------------------------------------ ----------------------------------

(c)      Crestone Capital Management, Inc.

         The description of Crestone Capital Management, Inc. ("Crestone") under the caption "Management --SubAdviser" in the Prospectus and "Management -- Adviser -- SubAdviser -- Small Company Stock Fund" in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

         The following are the directors and principal executive officers of Crestone, including their business connections which are of a substantial nature. The address of Crestone is 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Kirk McCown                        President, Director                  Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Mark Steven Sunderhuse             Senior Vice President, Director      Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------


           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Chairman, Chief Executive Officer,   Norwest Investment Management,
           Minneapolis, MN 55479              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen P. Gianoli                 Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Senior Vice President, Chief         Norwest Investment Management,
           Minneapolis, MN 55479              Executive Officer                    Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Susan Koonsman                     Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           1740 Broadway                      President                            Norwest Investments & Trust
           Denver, CO 80274
           ---------------------------------- ------------------------------------ ----------------------------------

(d)      Peregrine Capital Management, Inc.

         The description of Peregrine Capital Management, Inc. ("Peregrine") under the caption "Management -SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund in the Statement of Additional Information relating to Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity
         Fund, Large Company Growth Fund and Small Company Growth Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

         The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James R. Campbell                  Director                             Peregrine Capital Management,
                                      Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          President, Chief Executive           Norwest Bank
           Minneapolis, MN 55479-0116         Officer, Director
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Patricia D. Burns                  Senior Vice President                Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Tasso H. Coin                      Senior Vice President                Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John S. Dale                       Senior Vice President                Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------


                                       72

           ---------------------------------- ------------------------------------ ----------------------------------
           Julie M. Gerend                    Senior Vice President                Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           William D. Giese                   Senior Vice President                Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Daniel J. Hagen                    Vice President                       Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ronald G. Hoffman                  Senior Vice President, Secretary     Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Frank T. Matthews                  Vice President                       Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jeannine McCormick                 Senior Vice President                Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Barbara K. McFadden                Senior Vice President                Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Robert B. Mersky                   Chairman, President, Chief           Peregrine Capital Management,
                                              Executive Officer                    Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Gary E. Nussbaum                   Senior Vice President                Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James P. Ross                      Vice President                       Peregrine Capital Management,
                                      Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank (prior to November,
                                                                                   1996)
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jonathan L. Scharlau               Assistant Vice President             Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jay H. Strohmaier                  Senior Vice President                Peregrine Capital Management,
                                      Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President/Managed        Voyageur Asset Management (prior
                                              Accounts                             to September, 1996)
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul E. von Kuster                 Senior Vice President                Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Janelle M. Walter                  Assistant Vice President             Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul R. Wurm                       Senior Vice President                Peregrine Capital Management,
                                      Inc.
           ---------------------------------- ------------------------------------ ----------------------------------





                                       73




           ---------------------------------- ------------------------------------ ----------------------------------
           J. Daniel Vendermark               Vice President                       Peregrine Capital Management,
           Sixth and Marquette Avenue                                              Inc.
           Minneapolis, MN 55479-1013
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Albert J. Edwards                  Senior Vice President                Peregrine Capital Management,
                                      Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President/Marketing             U.S. Trust Company of California
                                                                                   (prior to June 9, 1997)
           ---------------------------------- ------------------------------------ ----------------------------------

(e)      Galliard Capital Management.

         The description of Galliard Capital Management, Inc. ("Galliard") under the caption "Management --SubAdviser" in the Prospectus and "Management -- Adviser -- SubAdviser -- Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund" in the Statement of Additional Information relating to the Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

         The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Chairman                             Galliard Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Chairman, Chief Executive Officer,   Norwest Investment Management,
           Minneapolis, MN 55479              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard Merriam                    Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John Caswell                       Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Karl Tourville                     Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Laura Gideon                       Senior Vice President of Marketing   Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Leela Scattum                      Vice President of Operations         Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

(f)      United Capital Management

         The description of United Capital Management ("UCM") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Total Return Bond Fund, Strategic
         Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" in the Statement of Additional Information
         relating to the, Diversified Bond Fund, Total Return Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

         The following are the directors and principal executive officers of UCM, including their business connections which are of a substantial nature. The address of UCM is 1700 Lincoln Street, Suite 3301, Denver, Colorado 80274 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           W. Lon Schreur                     President                            United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John T. Groton                     Vice President                       United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David B. Kinney                    Vice President                       United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James C. Peery                     Senior Vice President                United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Leona F. Bennett                   Vice President                       United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Denise B. Johnson                  Vice President                       United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

(g)      Smith Asset Management Group

         The description of Smith Asset Management Group ("Smith") under the caption "Management -- SubAdviser" in the Prospectus and "Management -- Adviser -- SubAdviser -- Performa Disciplined Growth Fund and Performa Small Cap Value Fund" in the Statement of Additional Information relating to Performa Disciplined Growth Fund and Performa Small Cap Value Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

         The following are the directors and principal executive officers of Smith, including their business connections which are of a substantial nature. The address of Smith is 500 Crescent Court, Suite 250, Dallas, Texas 75201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen S. Smith                   President, Chief Executive Officer   Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
           ---------------------------------- ------------------------------------ ----------------------------------



                                       75

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen J. Summers                 Chief Operating Officer              Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sarah C. Castleman                 Vice President                       Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Assistant Vice President             NationsBank (formerly)
           ---------------------------------- ------------------------------------ ----------------------------------

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

                   The CRM Funds
                   The Cutler Trust
                   Forum Funds
                   Flag Investor Family of Funds
                   The Glenmede Fund, Inc.
                   The Glenmede Portfolios
                   Memorial Funds
                   Monarch Funds
                   Norwest Advantage Funds
                   Norwest Select Funds
                   Sound Shore Fund, Inc.

         (b) The following directors and officers of Forum Financial Services, Inc. hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101:

                   -------------------- ---------------------------------- -------------------------------------
                   Name                     Position with Underwriter      Position with Registrant
                   -------------------- ---------------------------------- -------------------------------------

                   -------------------- ---------------------------------- -------------------------------------
                   John Y. Keffer                   President              Chairman, President
                   -------------------- ---------------------------------- -------------------------------------
                   David R. Keffer                  Director               Vice President, Assistant
                                                                           Treasurer, Assistant Secretary
                   -------------------- ---------------------------------- -------------------------------------

         (c)      Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of accounts, books and other documents required to be maintained by 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc. at Two Portland Square, Portland, Maine 04101, at Forum Financial Corp., Two Portland Square, Portland, Maine 04101 and Forum Administrative Services, Limited Liability Company, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of Registrant's investment advisers as indicated in the various prospectuses constituting Part A of this Registration Statement.

         Additional records are maintained at the offices of Norwest Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, MN 55479-0040, Registrant's investment adviser, custodian and transfer agent.

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.  UNDERTAKINGS

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this registration statement PEA No. 54 to be signed on its behalf by the undersigned, duly authorized in the City of Portland, and State of Maine on the 6th day of May, 1998.

                                                 NORWEST ADANTAGE FUNDS


                                                 By:/s/  John Y. Keffer
                                                    --------------------------
                                                          John Y. Keffer
                                                          President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons on the 6th day of May, 1998.


(a)      Principle Executive Officer

         /s/  John Y. Keffer
        -----------------------------
              John Y. Keffer
              Chairman and President

(b)      Principle Financial and Accounting Officer

         /s/  Sara M. Morris
        -----------------------------
              Sara M. Morris
              Treasurer

(c)      A majority of the Trustees

         /s/  John Y. Keffer
        -----------------------------
              John Y. Keffer
              Chairman

              Robert C. Brown,* Trustee
              Donald H. Burkhardt,* Trustee
              James C. Harris,* Trustee
              Richard M. Leach,* Trustee
              Donald C. Willeke,* Trustee
              Timothy J. Penny,* Trustee
              John C. McCune,* Trustee

         *By:/s/ John Y. Keffer
            --------------------------
              John Y. Keffer
              Attorney in Fact

                                                    SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds to be signed in the City of Portland, State of Maine on the 6th day of May, 1998.

                                                  CORE TRUST (DELAWARE)



                                                  By: /s/ John Y. Keffer
                                                     ----------------------
                                                       John Y. Keffer
                                                         President

This amendment to the Registration Statement of Norwest Advantage Funds has been signed below by the following persons in the capacities indicated on the 6th day of May, 1998.

(a)      Principal Executive Officer

          /s/ John Y. Keffer
          ---------------------------
         John Y. Keffer
         Chairman and President

(b)      Principal Financial and Accounting Officer

          /s/ Sara M. Morris
          ---------------------------
         Sara M. Morris
         Treasurer

(c)      A Majority of the Trustees

         /s/ John Y. Keffer
         ----------------------------
         John Y. Keffer
         Chairman

         J. Michael Parish,* Trustee
         James C. Cheng,* Trustee
         Costas Azariadis,* Trustee

         *By: /s/ John Y. Keffer
            -------------------------
              John Y. Keffer
                  Attorney in Fact

Exhibit

(5)(d)   Investment   Subadvisory  Agreement  between  Registrant  and  Schroder
         Capital   Management   International   Inc.   relating   to  Small  Cap
         Opportunities Fund dated as of April 28, 1996.

(9)(a) Form of Management Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant dated as of August 1, 1997.

(9)(b)   Form  of  Fund  Accounting   Agreement  between  Registrant  and  Forum
         Accounting Services, LLC dated as of June 1, 1997.

(9)(d)   Form   of  Administration   Agreement   between  Registrant  and  Forum
         Administrative Services, LLC dated as of August 1, 1997.